Exhibit 99.9

Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
300882431	1aa9da6c-601e-4ec9-973a-90a23479c18f	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300882431	a805fe8a-d9c7-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section H. Others section of the final Closing Disclosure does not list “Optional” for the Home Warranty Fee. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide re-disclosed CD and letter of explanation. Although the Lender did correct that with a post closing CD.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300882431	6304e84d-2ea8-4696-8283-1651227781fe	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title – Archive Fee, Title – Closing/Escrow Fee, and Title Courier Fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title – Archive Fee, Title – Closing/Escrow Fee, and Title Courier Fees and did not use the provider on the WLSP. All title service Title – Archive Fee, Title – Closing/Escrow Fee, and Title Courier Fees should be listed in section C of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300882431	fedb7647-d8c7-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is missing from the file.		10/12/2018: Review appraisal provided reflecting a value of $X,XXX,XXX which is a -3.6% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252002	8749f838-65ae-e911-abc7-f4e9d4a75a52	824		QM/Non-HPML		Credit		Insufficient Reserves	2.11 mos. < 6 mos. required, per lender. Assets verified of $XXX,XXX.XX, minus cash to close of $XX,XXX.XX = $XX,XXX.XX for reserves which is not sufficient for the subject and additional financed properties.		07/26/2019: Received printout reflecting updated 401k balance. Received printout, dated X/XX – X/XX, reflecting updated checking account balance. Source of funds for large deposit previously provided. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.59% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775 Years in Field Borrower has 10 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300923880	42d857fd-4018-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300923880	9b8067d2-4018-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		A Post Closing CD provided in the loan file reflected the Credit Report Fee in section B. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300923880	1f7d106a-db18-e911-bd2f-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX e-signed by borrower and XXXXXXXXXXXXXXX and the Interim CD dated XX/XX/XXXX & XX/XX/XXXX per Disclosure History provided are missing from the loan file. Rescindable transactions require that the Closing Disclosure must be given separately to each consumer who has the right to rescind under TILA (see § 1026.23). No Cure - Missing document not provided.	01/17/2019: please see attached CD's	01/17/2019: Audit reviewed BOTH initial CDs, as well as electronic log showing the disclosures, when they were provided and when the borrower and XXXXXXXXXXXXXXXXXX accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300923880	fb9f0b8e-4717-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/17/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300882573	b36366c8-c3cc-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 3.		10/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300885483	500efbc0-dab1-e811-94b3-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Co-Borrower's income needs to be documented with a pay stub dated not earlier than 30 days prior to the initial loan application date of X/X/XXXX. The loan file contains a pay stub dated X/XX/XXXX, 75 days prior to application date. Copies of the Co-Borrower's most recent pay stub dated after XXXX XX,XXXX are required to fulfill guidelines and QM requirements.	09/18/2018: Please rescind. XXXXXXXXXXXXXX loans have pays tubs that are good for 120 days	09/19/2018: Audit reviewed Lender's rebuttal and agrees. Co-borrower's pay stub is dated within 120 days of note date. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 52.10 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300885483	3a53299a-dab1-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was missing from the loan file		09/10/2018: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 52.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300885417	04efa0b6-12cb-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300911165	77b46721-64c9-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	10/12/2018: CDA	10/12/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301025957	746a7208-9af8-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.69% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7 months reserves Years on Job Borrower has 3.58 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301025957	11bc1f44-9af8-e811-bc73-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX was not provided in the loan file. The lender's disclosure tracking reflects a CD was sent to all 3 borrowers however it is missing from the loan file along with acknowledgement of receiving. Additional conditions may apply.	12/12/2018: Please see attachments	12/12/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.69% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7 months reserves Years on Job Borrower has 3.58 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301025957	ee4e9e83-02f8-e811-bc73-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Alt A Settlement Statement from departing residence for the 2nd Co-Borrower on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. The Estimated Alt A was provided. Additional conditions may apply.	12/11/2018: Attached please find the final CD and Settlement statement.	12/11/2018: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.69% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7 months reserves Years on Job Borrower has 3.58 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301025957	b7c6b1aa-9af8-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk score is 4.		12/06/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.69% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7 months reserves Years on Job Borrower has 3.58 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066601	4ba0a935-1175-4e26-abcf-bccbd781f2d1	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300928015	c672dfe9-b430-4974-9bc4-4cfb62b1a8d1	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit reflected in section H of the final Closing Disclosure should be reflected in section B, in the lender paid column. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300928015	ed12baa0-a1ed-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA Review Appraisal		11/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300924388	a08e3244-6bd1-e811-bdb4-f4e9d4a75ba2	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account #1 on final application reflects a deposit of $XX,XXX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit. File only contains LOE from borrower and copy of deposit slip. Missing copy of cancelled check. Additional conditions may apply.	10/23/2018: Please rescind, LOE and deposit slip show this was a normal part of his pay. The deposit slip shows this came from a business account. The deposit slip shows -XX,XXX came out of the business account. The money can be backed out regardless and is not needed.	10/23/2018: Audit re-analyzed assets, and has determined that the $XX,XXX.XX deposit was located on page 610 which reflects monies coming from Business account. Reserves would be sufficient without the used of the $XX,XXX.XX. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years Self Employed Borrower has 15 years Self-Employed Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 25.30 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300924388	9450e6ca-ccd2-e811-bdb4-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Complete copies of XXXX business returns for businesses #1,#3,#4 and #6 reflected on final loan application.  Returns are signed. Complete copies of business returns required in order for loan to be classified as a Qualified Mortgage.  Additional conditions may apply.
										10/24/2018: Please see document and clear thank you10/23/2018: Please see documents and clear.	10/24/2018: Audit reviewed complete copy of executed XXXX 1120S returns, and has determined that documentation was dated PRIOR to consummation and is deemed acceptable. Condition cleared. 10/23/2018: Audit reviewed XXXX 1120S Returns, and has determined that complete returns were submitted for Businesses #1, 4 and 6. HOWEVER, only page 1 was provided for business #3. Provided complete copy of the XXXX 1120S returns for Business #3 to meet QM requirements. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years Self Employed Borrower has 15 years Self-Employed Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 25.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300924388	3ac11c52-cbd2-e811-bdb4-f4e9d4a75ba2	2793		QM/Non-HPML		Credit		Missing K-1	Missing XXXX K-1 for Business #10 from attached Business Documentation word doc. If 25% or greater ownership, additional conditions will apply.	10/23/2018: Please rescind. The LOE the borrower provided explained he bought ownership in XXXXXXXXXX, he would not have any K-1s or returns for XXXX since he was not an owner then. The business name was started earlier but XXXX 1040s and Tax trans confirm no returns and Profit and Loss confirm no activity or returns still.	10/23/2018: Audit concurs with the Lender Rebuttal, and has determined that borrower did not own business #10 until XXXX, therefore not XXXX returns are required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years Self Employed Borrower has 15 years Self-Employed Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 25.30 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300924388	d29c2951-6cd1-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA Report was not provided in the file.		10/22/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years Self Employed Borrower has 15 years Self-Employed Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 25.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300923402	1a304860-5e88-4269-be1e-693effa0efdf	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
										11/07/2018: Please see attachment11/07/2018: Please see all attachments	11/07/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.11/07/2018: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300934907	78ab8fb7-a9e6-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum Borrower has 10.75 years on job Years on Job UW Guides require FICO of 700, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300934907	8ce6bd3b-d2e5-e811-bdb4-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum Borrower has 10.75 years on job Years on Job UW Guides require FICO of 700, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300934907	2320e276-5e7d-4a35-beac-2d17749a502d	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
										11/13/2018: Please see attachment	11/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.	FICO is higher than guideline minimum Borrower has 10.75 years on job Years on Job UW Guides require FICO of 700, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300934907	9be3ff61-c2e5-e811-bdb4-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Copy in file is not signed/cert true final accounting. Additional conditions may apply.	11/14/2018: Please clear and see document.	11/14/2018: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	FICO is higher than guideline minimum Borrower has 10.75 years on job Years on Job UW Guides require FICO of 700, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300934907	cccea2dd-56e5-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file with CU Score of 3.2		11/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum Borrower has 10.75 years on job Years on Job UW Guides require FICO of 700, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300931278	d6e8caf0-d1f9-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section H of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Primary Residence Borrower has resided in subject for 23 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 35.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 713				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300931278	616f141c-58fa-e811-bc73-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing required verification for Business A, C, D and F on Schedule E Part II statement 4 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	12/11; Please rescind this condition. No Income is used from the following business'; Business A, C, D and F on Schedule E Part II statement 4 of XXXX tax return. The VOB is not required when there isn't income being used to qualify from the companies.	12/12/2018: Audit reviewed Lender’s rebuttal and original loan file. VOB not required for business F since income is negative. VOB not required for businesses A, C & D since income was not utilized. Based on income worksheets and AUS in the loan file, the Lender utilized Schedule C income less business losses. Condition rescinded.	Years in Primary Residence Borrower has resided in subject for 23 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 35.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 713				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300931278	dbcbd53f-8af9-e811-bc73-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business B on Schedule E Part II statement 4 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	12/11: Please rescind this condition. The final K1 in XXXX was provided	12/12/2018: Audit reviewed Lender’s rebuttals and agrees. XXXX final K-1 located on page 500. YTD P&L Statement and Balance Sheet for XXXX not required. Condition rescinded.	Years in Primary Residence Borrower has resided in subject for 23 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 35.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 713				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300931278	f5ce21be-58fa-e811-bc73-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. XXXX and XXXX signed business returns not provided for Business B on Schedule E Part II statement 4 of XXXX tax return.	12/11: Please rescind this condition. The final K1 in XXXX was provided	12/12/2018: Audit reviewed Lender’s rebuttals and agrees. XXXX final K-1 located on page 500. Tax returns are not required.	Years in Primary Residence Borrower has resided in subject for 23 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 35.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 713				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300931278	9903fd85-89f9-e811-bc73-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business B on Schedule E Part II statement 4 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	12/11: Please rescind this condition. The final K1 in XXXX was provided	12/12/2018: Audit reviewed Lender’s rebuttals and agrees. XXXX final K-1 located on page 500. YTD P&L Statement and Balance Sheet for XXXX not required. Condition rescinded.	Years in Primary Residence Borrower has resided in subject for 23 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 35.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 713				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300931278	4c24f117-89f9-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.0		12/11/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower has resided in subject for 23 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 35.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 713				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300931288	7ce25ad4-93e6-41a0-aa82-e6bbcd7a8e9e	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	11/20/2018: Initial CD dated XX/XX/XXXX was received and esigned by the borrowers. See attached TRID history disclosure which was included in the original credit upload. Please rescind the condition.	11/21/2018: Lender provided disclosure tracker verifying borrower received and signed the initial CD 3 days prior to consummation. Exception cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300931288	a06fcca9-59ec-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300935562	c0bd09ca-7cea-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Appraisal credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.; however, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section B. Proper disclosure of credits is referenced in 1026.38(h)(3).		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300935562	b9d34a52-76ea-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		11/26/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300997923	ffa9fd25-1488-49bb-b24b-d1545dbe5b8b	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.	11/27/2018: Please see attached Initial CD dated XX/XX and the disclosure history. Please clear the condition	11/27/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300997923	6bf5d308-aaed-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA report		11/21/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301020317	991b8a2c-9421-4b66-84ca-ed68014aa15c	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. No cure.	01/18/2019: please see attached CD, TRID disclosure shows the borrower received document.	01/18/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 14 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.8 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301020317	1344a5b6-e818-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Primary Residence Borrower has resided in primary residence for 14 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.8 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301020317	1b7a2121-8819-e911-bd2f-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Sellers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Primary Residence Borrower has resided in primary residence for 14 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.8 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301010987	c92cd40e-10e6-4df3-8ce0-7ce86aee7171	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	01/02/2019: Please see attached initial cd and trid history disclosure showing borrower received on XX/XX/XXXX	01/02/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 41.30 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301010987	f95bbf69-1e0a-e911-bd2f-f4e9d4a75a52	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The SB2 Affordable Housing Recording Fee listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 41.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301013683	eeb47dba-56fd-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301257490	e83fd8a2-ac85-4eea-9f9c-2278431d7d1e	3258		QM/Non-HPML		Compliance		Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	The Closing Disclosure in the Costs as Closing section, for the field Closing Costs: in Other Costs does not match the amount disclosed on page 2 section G. No Cure.		08/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 32.73% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.56% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.6 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301257490	f89e1659-84c2-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/23/2019: Please see attached	08/23/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 32.73% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.56% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257490	08e3f191-83c2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 5.		08/22/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 32.73% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.56% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.6 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301039574	4581213a-1714-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section H of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.53% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.86% Years in Primary Residence Borrower has resided in subject for 24 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301039574	dc84715c-1914-e911-bd2f-f4e9d4a75a52	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure : Total Closing Costs / Closing Costs Paid Before Closing/ Closing Costs Financed, etc as $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX.		Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.53% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.86% Years in Primary Residence Borrower has resided in subject for 24 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301039574	1104bdc9-1514-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	01/11/2019: Please clear this condition. The closeout letter is attached.	01/11/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.53% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.86% Years in Primary Residence Borrower has resided in subject for 24 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301028660	28e9ed6a-9456-4bfd-876c-2e52be97c5fd	3257		QM/Non-HPML		Compliance		Acknowledgement by all parties with a vested interest not documented	The final Closing Disclosure is missing the names of all parties with vested interest. Rescindable transactions require that all parties with vested interest in the property receive a copy of the Closing Disclosure. Evidence of acknowledgement by co-borrower of final CD was not provided in the loan file.	1/16/2019: Please see attachment	01/17/2019: Received closing disclosure executed by POA for XXXXXXXXXXXXXXXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.52% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years in Field Borrower in field 12 years				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301028660	e0c00b92-d215-e911-bd2f-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 18.20%, an LTV/CLTV of 52% and required reserves of 18.93 months. These figures are in conflict with final 1008 DTI. Additional conditions may apply.	01/21/2019: Please clear this condition; The corrected AUS is attached; Along with 1003 & 1008.1/15; Please clear this condition; The final AUS is attached;	01/21/2019: Audit reviewed updated AUS, as well as 1008 and 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared. 01/17/2019: Received updated AUS. Reserves, DTI, LTV/CLTV are acceptable. However, the updated AUS is based on a credit report dated XX/XX/XXXX. Audit not provided XX/XX report. Please provide updated AUS utilizing the most recent credit report. (page 71) Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.52% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 Years in Field Borrower in field 12 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301040407	553c5996-af1d-e911-bd2f-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of Business B on Schedule E Part II of XXXX tax return must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	01/24/2019: Please rescind this as we did not use any income from this company so a VOB is not required.	01/24/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.66% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301040407	bafdf1ea-af1d-e911-bd2f-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Lender Guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a “S” corporation, and partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	01/24/2019: Attached please find the signed tax returns.	01/24/2019: Audit reviewed executed/dated pages of XXXX/XXXX Business Returns, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.66% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301040407	2101ab07-b01d-e911-bd2f-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Lender Guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	01/24/2019: Attached please find the signed tax returns.	01/24/2019: Audit reviewed executed/dated pages of XXXX/XXXX 1040 Tax Returns, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.66% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301040407	7e797638-af1d-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		01/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.66% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066614	91fe82d5-9269-4967-a0e0-11ad95a38d38	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	02/01/2019: Please see attachment	02/01/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a Fitch 'B'.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301079841	8f34e2c0-7a34-e911-bd2f-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 10 years Self Employed FICO is higher than guideline minimum UW Guidelines require FICO of 680 loan qualifies with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.14%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079841	625763fb-7a34-e911-bd2f-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. Disclosure summary reflects TRID documents were issued XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX documents with these dates were not found in file. No Cure - Missing document not provided.	02/26/2019: There wasn't a CD issued on XX/XX/XXXX per the Disclosure History. There were only Title Prep Pkgs issued on XX/XX/XXXX & XX/XX/XXXX per the Disclosure History but these were not provided to the borrower - they were only given to the Title Co to finalize the closing fees so were not included in the loan file. Please rescind this condition.	02/26/2019: Audit re-analyzed Disclosure History, and has determined no evidence was located that Closing Disclosures were issued on the dates stated in the original finding. Condition rescinded.	Years Self Employed Borrower has 10 years Self Employed FICO is higher than guideline minimum UW Guidelines require FICO of 680 loan qualifies with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.14%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301079841	b362962f-7734-e911-bd2f-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #2 on final application does not reflect the borrower's name as required per guidelines Copies of bank statements or investment portfolio statements must clearly identify the borrower as the account holder. DU item # 20 required proof of gift transfer to closing agent, not found in file. Additional conditions may apply.	03/05/2019: Please see the wires for closing for sufficient assets to close.	03/05/2019: Audit reviewed wire evidence of accounts for gift and assets, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower has 10 years Self Employed FICO is higher than guideline minimum UW Guidelines require FICO of 680 loan qualifies with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.14%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155666	d094fbd4-3a9b-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing interim CD as reflected on the lender disclosure tracking report (pgs. 671-672).	07/05/2019: pls see attached cds	07/05/2019: Audit reviewed initial CDs, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.11% Years in Field Borrower has 9 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155666	4b43d51b-5c9b-e911-bdd2-f4e9d4a75ba2	827		QM/Non-HPML		Credit		Failure to Obtain Final 1003	Final loan application (1003) is incomplete. Missing business phone number for current employer and address, Position/Title and Business Phone number for self-employment as reflected on the final loan application (1003).	7/10/19 CM: Please see attached.	07/18/19: Lender provided a corrected 1003 showing the business phone number. Condition cleared. 07/15/2019: The business number is still missing. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.11% Years in Field Borrower has 9 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155666	f53d4a6a-3c9b-e911-bdd2-f4e9d4a75ba2	2647		QM/Non-HPML		Credit		Fraud Alert not verified	The Third Party Fraud Report and/or the Credit Report reflect(s) fraud alerts. Evidence the Lender addressed the alert not provided. Additional conditions may apply.	7/10/19 CM: Please see attached. All alerts were addressed and cleared by the Underwriter.	07/15/2019: Alerts were addressed. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.11% Years in Field Borrower has 9 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301178141	d26273cf-6181-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Provide evidence of the borrower's actual rent payment for his current residence. The lease in file shows a monthly payment of $X,XXX and the final application shows a monthly payment of $X,XXX.XX.		07/11/2019: Audit re-analyzed REO documents, and has determined that the borrower qualified with higher than verified primary residence payments, DTI <43%. Condition cleared. 06/19/2019: Audit reviewed Lender's response; Lender provided explanation of Primary residence, however the lease obtained for XXXX XXX XXXXXXX is only for $XXXX and yet the primary residence payment is listed as $XXXX.XX, provide evidence of the actual rent payment for XXXX XXX XXXXXXX. condition maintained.	LTV is lower than guideline maximum Lender guidelines allow for LTV of 90%, loan qualified with a LTV of 69% Years in Field Borrower has 5 years same field FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 712				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178141	312c5aba-5e81-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		05/31/2019: Received 1008. Condition cleared.	LTV is lower than guideline maximum Lender guidelines allow for LTV of 90%, loan qualified with a LTV of 69% Years in Field Borrower has 5 years same field FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 712				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178141	1216436f-6281-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results. The Proposed Monthly Payment section is incomplete in the loan file. Additional conditions may apply.		06/04/2019: Received complete copy of AUD findings. Condition cleared.	LTV is lower than guideline maximum Lender guidelines allow for LTV of 90%, loan qualified with a LTV of 69% Years in Field Borrower has 5 years same field FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 712				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301178141	7f7c0fb1-6081-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	The final CD reflects the 6th and 8th debts paid off at closing, however the 6th debt's balance is not reflected on the credit report in file and the 8th debt paid off is missing from the credit report. Provided evidence these debts are paid in file and not partial payments with remaining balances. Additional conditions may apply.	07/31/2019: Please see the attached Title Commitment. Item #13 references the outstanding balance for XXXXXXXXXXXX which matches the amount on the Final CD. Attached is also an updated DU run. The loan still qualifies with the Operating XXXXXXXXXXXXXXXXXX debt included in the ratios.	07/31/2019: Audit reviewed consulted with Management, and has determined that the CD reflects full payoff as listed on the Title; and the updated AUS that was submitted is deemed acceptable. Condition cleared.	LTV is lower than guideline maximum Lender guidelines allow for LTV of 90%, loan qualified with a LTV of 69% Years in Field Borrower has 5 years same field FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 712				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178141	53f66dde-4a7e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU score is 3.1.		05/29/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum Lender guidelines allow for LTV of 90%, loan qualified with a LTV of 69% Years in Field Borrower has 5 years same field FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 712				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192548	198cc0a7-8f88-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Water/Sewer fee in section H of the final Closing Disclosure was paid to the title company and not the actual service provider. Provided corrected CD and LOE to the borrower.		06/26/2019: Received post consummation CD correcting Section H payee, Title – examination payee and moving fees from Section B to Section C. Explanation letter not provided. Condition remains non-material. Loan will be graded a B for all agencies. 06/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Co-Borrower has been Self Employed for 7.5 years per Secretary of State Business website Years in Primary Residence Borrowers have owned Subject property for 10 years per Fraud Tool Years on Job Borrower has 6.5 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301192548	37f97b4b-8f88-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The Title - Title Examination fee in section B is missing the name of actual service provider. Provide corrected CD and LOE to the borrower.		06/26/2019: Received post consummation CD correcting Section H payee, Title – examination payee and moving fees from Section B to Section C. Explanation letter not provided. Condition remains non-material. Loan will be graded a B for all agencies. 06/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Co-Borrower has been Self Employed for 7.5 years per Secretary of State Business website Years in Primary Residence Borrowers have owned Subject property for 10 years per Fraud Tool Years on Job Borrower has 6.5 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301192548	69956b78-8e88-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Courier/wire/email fee, Title - mobile notary fee, Title - Payoff fee, Title - Settlement or Closing fee and Title - Title Examination fees are in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title services should be listed in section C of the CD. Provided corrected CD and LOE to the borrower.		06/26/2019: Received post consummation CD correcting Section H payee, Title – examination payee and moving fees from Section B to Section C. Explanation letter not provided. Condition remains non-material. Loan will be graded a B for all agencies. 06/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Co-Borrower has been Self Employed for 7.5 years per Secretary of State Business website Years in Primary Residence Borrowers have owned Subject property for 10 years per Fraud Tool Years on Job Borrower has 6.5 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301192548	2ba24b59-8d88-e911-bdd2-f4e9d4a75ba2	7		QM/Non-HPML		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to review - Cash out amount of $XXXXXX.XX exceeds the maximum cash out of $XXXXXX allowed by the client.		06/20/2019: Maximum cash out of $XXXXXX.XX allowed per Lender guidelines. Condition rescinded.	Years Self Employed Co-Borrower has been Self Employed for 7.5 years per Secretary of State Business website Years in Primary Residence Borrowers have owned Subject property for 10 years per Fraud Tool Years on Job Borrower has 6.5 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301192548	04768ec5-8a88-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the co-borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/20/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	Years Self Employed Co-Borrower has been Self Employed for 7.5 years per Secretary of State Business website Years in Primary Residence Borrowers have owned Subject property for 10 years per Fraud Tool Years on Job Borrower has 6.5 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192548	8d003b0c-9088-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		06/20/2019: Received executed closure letter. Condition cleared.	Years Self Employed Co-Borrower has been Self Employed for 7.5 years per Secretary of State Business website Years in Primary Residence Borrowers have owned Subject property for 10 years per Fraud Tool Years on Job Borrower has 6.5 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192548	09b17d8a-de87-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Final 1003 lists a tax lien in the amount of $XXXXX with a monthly payment of $XXX. Evidence of the debt and payment are missing from the loan file. Additional conditions may apply.	07/18/2019: Please see attached. There is not a federal tax lien filed against the borrower, as evidenced by the credit report and title commitment.	07/18/2019: Audit reviewed copy of tax lien, and has determined that documentation reflects payments, as well as payoff the day after the loan. Debt included in DTI due to payoff was post closing. Documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Co-Borrower has been Self Employed for 7.5 years per Secretary of State Business website Years in Primary Residence Borrowers have owned Subject property for 10 years per Fraud Tool Years on Job Borrower has 6.5 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132960	0eb8ed03-e09a-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	07/05/2019: See Attached VOB.	07/05/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 741 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% Years Self Employed Borrower has 11 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132919	552f2fcb-b6a8-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current Balance Sheet for Schedule C Business of XXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	08/26/2019: Please see attached P&L and Balance sheet for Sch C Business.07/25/2019: This is income from the Sch E business and not a separate business- The P&L and Balance sheet from the Sch E includes the Sch C income - Please see CPA explanation.	08/26/2019: Audit reviewed the CPA documentation, and has determined that the sufficient evidence was submitted reflecting no expenses were incurred in XXXX. YTD P&L and Balance Sheet submitted reflect no income. Condition cleared.07/26/2019: Audit reviewed Lenders response, however; borrowers receiving 1099's are considered self employed. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.6% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 95.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132919	27132bc5-b6a8-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD P&L Statement for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	08/26/2019: Please see attached P&L and Balance sheet for Sch C Business.07/25/2019: This is income from the Sch E business and not a separate business- The P&L and Balance sheet from the Sch E includes the Sch C income - Please see CPA explanation.	08/26/2019: Audit reviewed the CPA documentation, and has determined that the sufficient evidence was submitted reflecting no expenses were incurred in XXXX. YTD P&L and Balance Sheet submitted reflect no income. Condition cleared.07/26/2019: Audit reviewed Lenders response, however; borrowers receiving 1099's are considered self employed. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.6% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 95.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132919	0a9c1ce6-a3a8-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report. Cu risk score 5.		07/18/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.6% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 95.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250989	fa0ee264-52ad-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: Failure to obtain 3rd party verification of employment: The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided
										07/29/19: XX: Please see attached.	07/30/19: Lender provided name and title of employee who obtained the verification of the business, exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.80 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of14.36% FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 735				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250989	667bfd33-10ae-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided. CU score 3.		07/24/2019: CDA provided reflecting a value of $X,XXX,XXX.XX which is a -9.1% variance. Variance within acceptable tolerance. Condition cleared	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.80 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of14.36% FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 735				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254705	116c4d72-e32c-4be4-8dff-b5f1d0185af5	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX> $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $X,XXX.XX.	08/22/2019: Please rescind condition-One bona fide discount point can be excluded - please refer to QM worksheet.	08/22/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Rate Confirmation p560, QM Breakdown p680) submitted to verify Par Rate and 1% Bona Fide Discount point is deemed acceptable. Loan passes Points and Fees test. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.52% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301254705	b08b2a13-c9ba-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/14/19: Please see attached showing that senior underwriter XX XXX, formerly XX XXX obtained and cleared the VOB.	08/15/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by the underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.52% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301221446	0ca74025-10a4-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income for the co-borrower, the actual DTI is 45.03%. Lender used a pay stub for the co-borrower with an ending date of XX/XX/XXXX. File missing paystub supporting end date of XX/XX/XXXX.	8/8/19 XX Please rescind this condition. The IHSS is documented by the paystubs, W-2's and verifications of employment.8/6/19 XX Please rescind this as there is also ISSH income of $XXX.XX and $XXX.XX.7/29/19 XX Please see attached VOE as of XX/XX/XXXX. Sorry.7/22/19 Please find the VOB dated XX/XX/XXXX.
08/15/2019:  Audit recalculated income.  B1 self-employment income $XXXX.XX.  B2 salaried employment $XXXX.XX. B2 self-employment income $XXXX.XX.  B2 IHSS (2 patients) income $XX.XX + $XXX.XX = total income $XXXX.XX. All documentation was provided either in original loan file or as trailing documents.  Revised DTI 42.68%.  Condition cleared.   08/09/2019: Audit reviewed Lenders response, however; WVOE for XX XXXXXXX XXXXXX XXXXXXXX verifies borrower monthly salary of $X,XXX.XXx10 mths/12 = $X,XXX.XX monthly W2 income. Please provide co-borrowers income calculations and supporting documentation. Exception remains.08/07/2019: Audit reviewed Lender's response; however, income documentation for ISSH was not provided.  Condition remains.07/30/2019: Lender provided WVOE verifying co-borrower's income. Audit recalculated income using the WVOE provided and has determined the total income for co-borrower is $X,XXX.XX which includes W2 income of $X,XXX.XX and self-employment income of $X,XXX.XX.  The recalculated DTI is 46.67% which is greater than the maximum allowed of 43%.  Condition remains.07/22/2019:  Audit reviewed attachment.  Lender provided a verbal voe for Borrower; file is still missing a paystub for Co-Borrower supporting end date of 03/05/2019.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported Years in Field Borrower has 40 years in field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301221446	f0ee4bbd-0fa4-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/29/19 XX Please rescind this new condition as the upload that was attached shows XXXX XXXXXX as the XX. XXXXXXXXXXX.7/22/19 See attached second bullet point documentation.	07/30/2019: Audit reviewed Lender's response and has determined the title for the Lender's employee was provided. Condition cleared.07/22/2019: Audit reviewed the attachment. Lender provided the source of the information obtained and the name of lender's employee who obtained the information. The TITLE of Lender's employee is missing. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported Years in Field Borrower has 40 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301221446	06d52928-31a4-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Missing pay stub for co-borrower with period ending date of XX/XX/XXXX as reflected on Lenders Wage Employment Calculator Worksheet. Additional findings may apply.	7/22/19 Please find the VOB dated XX/XX/XX. This is a duplicate issue.	07/30/2019: Lender provided WVOE verifying income through XX/XX/XXXX. Condition cleared.07/22/2019: Audit reviewed attachment. The Lender provided a verbal voe. The file is still missing pay stub for co-borrower with period ending date ofXX/XX/XXXX. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported Years in Field Borrower has 40 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301221446	bf1c1f21-e7c1-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts not provided as required by DU.		08/20/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #24 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported Years in Field Borrower has 40 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301221446	de8d1c16-06a4-e911-bdd2-f4e9d4a75ba2	2654		QM/Non-HPML		Credit		Missing Verification of Taxes and Insurance amounts for Rental Property	Evidence of property taxes for REO #1 on the final application not provided. Additional findings may apply.	7/22/19 Please rescind this as the attached Property taxes and insurance (included in the HOA) were in the original upload.	07/22/2019: Audit reviewed attachments. Lender provided evidence of property taxes and insurance. Both documents were located in the original loan file. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported Years in Field Borrower has 40 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154214	1912b13d-5bb6-43f7-b1e5-9da94ab1f0f1	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX vs. the calculated value of $X,XXX.XX a month. The lender did not include the hazard insurance of $XX.XX per month. Provide re-disclosed CD and LOE to the borrower.
08/05/2019: Since the master insurance policy for this condo is XXXXXXXXXXXXXX, the borrowers don’t have to have an HO-6 policy and it’s optional, Please rescind. Thank you7/11/19 XX: Please rescind as the escrow amount of $X,XXX.XX on the CD is correct. The property taxes of $X,XXX.XX is correct, as well as the $X,XXX for XXX XXX. The borrower is not escrowing homeowner's insurance. As stated on the Master Insurance policy, the policy is XXXXXXXXXXXXX. In this case, a homeowner's insurance for the borrower is not required and is elective. Elective insurance does not have to be escrowed and it is not, in this case. The elective insurance will only be escrowed at the borrower's request, and they did not request to escrow it and this is why the information was not entered into the system. The CD is correct and does not needed to be revised or re-disclosed.

08/15/2019:  Received air bill, explanation letter and post consummation CD correcting estimated taxes, insurance & assessments and loan disclosure section.  Condition cleared.  Loan will be rated a B for all agencies.  08/06/2019: Audit reviewed Lender's response and has determined the insurance should be included in the Estimated Taxes, Insurance & Assessments. Condition remains.  Non-material per SFIG guidance, loan will be graded a B for all agencies.07/16/2019:  Per management review, if it is personal, elective insurance, and it was disclosed to the lender, it would need to be included in the total estimated TIA but not required to be escrowed.  If the loan disclosure section accurately reflects this, we may clear.  Page 4 of 5 of final CD reflects non-escrowed property costs of $XX,XXX which is only XXX XXXX.  HO6 insurance is not included in this figure.  Condition remains non-material.07/16/2019:  Escalated to management for further review06/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.4 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301154214	750c2c84-0699-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosures section for Non-Escrowed Property Costs over Year 1 as $XX,XXX.XX and the correct amount should of been $XX,XXX.XX. Provide a corrected CD and LOE to the borrower.
08/05/2019: Since the master insurance policy for this condo is XXXXXXXXXXXXX, the borrowers don’t have to have an HO-6 policy and it’s optional, Please rescind. Thank you7/11/19 XX: Please rescind as the escrow amount of $X,XXX.XX on the CD is correct. The property taxes of $X,XXX.XX is correct, as well as the $X,XXX for XXX XXXX. The borrower is not escrowing homeowner's insurance. As stated on the Master Insurance policy, the policy is XXXXXXXXXXXXX. In this case, a homeowner's insurance for the borrower is not required and is elective. Elective insurance does not have to be escrowed and it is not, in this case. The elective insurance will only be escrowed at the borrower's request, and they did not request to escrow it and this is why the information was not entered into the system. The CD is correct and does not needed to be revised or re-disclosed.

08/15/2019:  Received air bill, explanation letter and post consummation CD correcting estimated taxes, insurance & assessments and loan disclosure section.  Condition cleared.  Loan will be rated a B for all agencies.  08/06/2019: Audit reviewed Lender's response and has determined the elective insurance would need to be included in the total Non-Escrowed Property Costs over 1 year.  The total Non-Escrowed amount over 1 year should reflect $XX,XXX.XX.  Condition remains.07/16/2019:  Per management review, if it is personal, elective insurance, and it was disclosed to the lender, it would need to be included in the total estimated TIA but not required to be escrowed.  If the loan disclosure section accurately reflects this, we may clear.  Page 4 of 5 of final CD reflects non-escrowed property costs of $XX,XXX which is only HOA dues.  HO6 insurance is not included in this figure.  Condition remains.07/16/2019:  Escalated to management for further review
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.4 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301154214	ec11e176-4a98-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.	07/22/2019: Please see attached.	07/22/2019: Audit reviewed APN #'s on all documents, and has determined that all documentation submitted reflect the correct APN numbers. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.4 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301154214	3dd645ba-ec98-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154214	32b0e7f1-ec98-e911-bdd2-f4e9d4a75ba2	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	The AUS required documentation to support the omission of the open mortgage for the Borrowers' primary residence. In addition, AUS required verification of a new loan in the amount of $XXXXXX that did not appear on the Borrowers' credit report.	07/08/2019: Please rescind as the mortgage on the borrower's primary residence, XXXX XX XXXXXXXXX #XXXX, was refinanced with XXX at the same time the subject property was refinance. New loan number for the primary is XXXXXXXXXX and closed XX/XX/XXXX. Attached is the Final CD from the refinance.	07/08/2019: Audit reviewed evidence of new Mortgage for primary residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154214	5f41defd-88c2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/20/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #24 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154211	518aca3f-dc9c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/09/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 812 with a Risk Score of 2, therefore no Appraisal review is required for subject loan program. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151578	0068228a-554c-41d0-b841-db7f7a50c8d9	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $XX The lender credit decreased to $0 on the CD with no indication of a valid COC to account for the $XX decrease in the credit. No Cure	Borrower requested 8 day lock extention and relock. This affected pricing reducing the lender credit. Re-disclosures were included within the package uploaded in your portal. Please rescind the condition. Thank you!	07/15/2019: The Borrower requested relocks and an 8 day lock extension, which caused the lender credit to be reduced due to the pricing being reduced - evidenced in the loan file. Exception rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51.07% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.5 months reserves Years in Field Borrower has 25 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151578	ef686ecc-8993-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD's dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX are missing from the loan file as reported on the Disclosure Tracking Summary. No Cure - Missing document not provided.	06/27/2019: Please see attachment06/27/2019: Please see attachments	06/28/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.06/27/2019: Audit reviewed all CD's, and has determined that documentation submitted is missing the CD dated XX/XX/XXXX as reflected on the Disclosure Tracking Summary. Two CDs dated XX/XX/XXXX were submitted along with the CD datedXX/XX/XXXX, however MISSING theXX/XX/XXXX. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51.07% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.5 months reserves Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151578	455d9678-8a93-e911-bdd2-f4e9d4a75ba2	827		QM/Non-HPML		Credit		Failure to Obtain Final 1003	All pages of the final application was not provided.	06/26/2019: Please see the attached Final 1003.	06/26/2019: Audit reviewed complete copy of the executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51.07% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.5 months reserves Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203603	de5ac3c8-c09d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/16/2019: Audit reviewed Lender response, Lender provided documentation of the employee name and title that obtained the employment verification. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.10 months reserves Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203603	ff66a98f-c09d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 2.7.	07/09/2019: AVM posted to Trailing docs XX/XX	07/09/2019 –The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.10 months reserves Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177445	046c400a-639c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.		07/16/19: The lender provided the source of the information, and the name and title of the lender's employee who obtained the information. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require minimum reserves of 0 months, loan qualified with 119 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.34%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177445	7e01e838-999a-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Most recent 2 years signed business returns not provided for Business 2 on Schedule E Part II of XXXX tax return. XXXX signed business return not provided for Business 3 on Schedule E Part II of XXXX tax return. XXXX signed business return not provided for Business 3 listed for borrower on final application.
											07/16/19: Lender provided the executed tax returns for Business 2 on Schedule E Part II of XXXX tax return. Business 3 on Schedule E Part II of XXXX tax return. XXXX signed business return for Business 3 listed on the final application. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require minimum reserves of 0 months, loan qualified with 119 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.34%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177445	ff35e049-999a-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided. Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX returns not provided.	07/31/2019: Attached please find XXXX return this was sent with loan file signature page for XXXX was behind the signature page for XXXX return Please Rescind.	07/31/2019: Audit re-analyzed the loan, and has determined that an executed XXXX Tax Return page was not located within the original file. However, the executed/dated XXXX 1040 submitted was dated at/prior to consummation and is deemed acceptable. Condition cleared. 07/16/19: Documents not provided. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require minimum reserves of 0 months, loan qualified with 119 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.34%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203602	c45c6367-b0a1-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided
										07/12/2019: XX - See attached VOB approval	07/17/2019: Lender provided snapshot reflecting verification of business and employee who obtained the verification. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 15 years CLTV is lower than guideline maximum loan qualified with CLTV of 51.78% Years Self Employed Borrower has 16 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203602	1b5cde30-afa1-e911-bdd2-f4e9d4a75ba2	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing Evidence of HOA fees for REO. Additional conditions may apply. This is required in order for the loan to be classified as a Qualified Mortgage	07/12/2019: XX - Please see the attached proof of HOA dues for REO, XXXX XXXXXXXX XXXXX XXX.	07/17/2019: Lender provided verification of HOA fee for rental property. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 15 years CLTV is lower than guideline maximum loan qualified with CLTV of 51.78% Years Self Employed Borrower has 16 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257890	7789a101-7ec0-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure issued and e-acknowledged by borrower on XX/XX/XXXX per disclosure tracking.	08/23/2019: please see attached, pls clear	08/23/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172352	3d096179-59a0-4dc2-bec7-756397e09105	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file. Additional conditions may apply.	7/25/19 XX Please rescind this. The title commitment stated on #6 that it was a construction loan. 07/21/2019: please rescind condition, loan is a construction loan, loan exempt from ROR.	07/26/2019: Audit reviewed lender’s rebuttal and agrees. Title, Section B Part 1, reflects release of construction mortgage. Right to cancel is not required for construction to permanent financing. Condition rescinded. 07/22/2019: Audit reviewed Lender's response and has determined documentation in file does not reflect subject transaction was a construction loan, a Right to Cancel form is required. Condition remains.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 780. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301172352	ac587f64-878e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.	07/04/2019: Attached please see the VOB.06/21/2019: See attached	07/04/2019: Audit reviewed VOB, and has determined that the borrower VOB obtained within 30 days of Consummation date is deemed acceptable. Evidence for VOB document source was also submitted. Meets Appendix Q requirements. Condition cleared. 06/24/2019: Audit reviewed Lenders response, however; please provide the VOB documentation separately from the Information for the employees name and title that obtained the information. Exception remains.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 780. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172352	90906604-88b7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.		08/07/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #XX was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 780. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172352	98d9e435-878e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Appraisal Review. CU score 5.		06/27/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 780. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173134	0944f268-609c-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence or properties #7 on the final application and #A of XXXX Schedule E, 2nd page were paid off.
7/30/19 XX: Please rescind. XXX XXXXXX XXXXX is the subject property/primary residence and this is a refinance transaction of the primary residence. It is not their departing residence and the documentation requested is not applicable. The lien on XXX X XXXX has not been paid off and is included in the borrower's liabilities, so the documentation requested is not applicable for this either.7/8/19 XX: Please rescind as all of the REOs are accounted for. Per the final application, property #X is XXX X XXXX, XXXXXXXXXX, XX Propertyx of page 2 of Schedule E is XXX/XXX X XXXX XX, XXXXXXXXXX, XX. According to a third-party search, XXX X XXXX XX, XXXXXXXX, XX is not owned by the borrowers. (Page 109 of the original submission). Neither is XXXX X XXXX XX, (page 104) and these are both commercial properties next to each other. According to the third-party search, XXX X XXXX XX does not exist. XXX/XXX X XXXX XX reporting on Schedule E is actually just XXX X XXXX XX, which is not owned by the borrowers and this has been documented already. XXX X XXXX XX St #XXX is owned by the borrowers and is fully documented. (Pages 134 and 171).
											07/30/19: After review of the lender rebuttal and the loan file, exception cleared.07/11/2019: Audit reviewed Lenders response, however, Please provide final Settlement Statement or Closing Disclosure for departing property (XXX XXXXXX XXXXX) and provide documentation that verifies the Note Received is for property #X on final application (Note received does not state what property the lien is held against). Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 70.91%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173134	d7ecafb9-589c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing signed Profit and Loss and Balance sheets for corporations.	7/8/19 XX: Please rescind as all profit & losses and balance sheets were already provided with the original submission. (Pages 813-814, 819-821, and 823-824). According to XXXXXXXXXXXXXXXXXXXXXX guidelines, only tax returns need to be signed. Per the VOB provided (pages 14-15), XXXXXXX XXXXXXXXX XXXXXX XXXXX XXX isXXXXXX XXXXXX (name change, which explain why the P&L and balance sheets are labeles as XXXXXX XXXXXX).	07/11/2019: Lender provided documentation for business name change and same P&L and Balance sheets. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 70.91%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173134	511752fd-609c-e911-bdd2-f4e9d4a75ba2	1526		QM/Non-HPML		Credit		VOM or VOR Missing/Required	Missing verification of Mortgage on XXXX Schedule E, Page 2 #B.
7/30/19 XX: Please rescind as the REO at XXX X XXXX XX is fully documented (see previous 7/8/19 explanation), including the payment history. There is no indication that the borrower owns any other REOs besides the ones disclosed and listed on the 1003. The payment history has been documented for each. All of the mortgages are attached to a property. The payment history for XXX X XXXX in the amount of $X,XXX.XX/month is paid to XXXXXX X XXXXXXXXXXX. The Note showing the $X,XXX.XX monthly payment listes XXXXXX X XXXXXXXXXXX as the lender. Therefore, the payment history provided for the REO lines up with the Note. When a mortgage is not reporting on credit, the most recent 12 month mortgage history is required, which has been provided. Since all of the mortgages with XXX XXXXXXXX XXXX(docs already provided) are attached to an REO and this was the only remaining REO without a mortgage, it is reasonable to assume that the payment history provided belongs to this property. AUS only requires a payment history, which was already provided. Further documentation is not required. Please rescind.7/8/19 XX: Please rescind as this REO was already fully documented, including the mortgage. Property B of page 2 of Schedule E is XXX X XXXX XX, XXXXXXXXXX, XX, which is a commercial property. When XXX X XXXX XX, XXXXXXXXXX, XX is searched by a third-party, it shows up a XXX X XXXX XX #XXX, which is owned by the borrowers and is a commercial property. This is the property reporting on Schedule E and the most recent 12 month mortgage history was provided starting on page 604 of the original submission. The Note is on page 128.
											07/30/19: After review of the lender rebuttal and the loan file, exception cleared.07/11/2019: Audit reviewed Lenders response, however, Please provide documentation that verifies the Note Received is for property #7 (XXX X XXXX) on final application (Note received does not state what property the lien is held against). Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 70.91%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173134	da746f4d-559c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Review Appraisal		07/09/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the AUS and Submission Summary Report were located on pages 804 and 679 with a Risk Score of 1.1 reflected on both, therefore no Appraisal review is required for subject loan program. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 70.91%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197188	8634fc74-e5a3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/18 XX: Please see attached.	07/18/2019: Lender provided employees name and title that obtained the VOB information.Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.90% Years on Job Borrower has 5.83 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197188	81a229aa-e5a3-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made.	7/18 XX: Please see attached.	07/18/2019: Lender provided HELOC closure letter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.90% Years on Job Borrower has 5.83 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197188	55122c1d-33a3-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX and XXXX business returns not provided.	7/18 XX: Please see attached.	07/1/2019: Lender provided signed and dated XXXX/XXXX 1065's. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.90% Years on Job Borrower has 5.83 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197188	0b28b938-33a3-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX personal returns not provided.	7/18 XX: Please see attached. The borrower signed the XXXX 1040s at the bottom of the page.	07/18/2019: Lender provided XXXX 1040's signed and dated. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.90% Years on Job Borrower has 5.83 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180630	86ff83e8-7da1-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final 1003 provided in the loan file did not accurately reflect the payment information for the Borrowers' REO properties, information was transposed between properties.	07/22/2019: Attached please find the final loan application with the correct payment information on the REO's Please clear07/11/2019: See Attached Final 1003 sent with loan file- Please Rescind	07/22/2019: Fully completed application provided. Condition Cleared07/15/2019: Lender provided same final 1003 that was in the loan file which reflected the payments transposed for the REO properties . Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180630	a16372ed-7ba1-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.	07/24/2019: Attached please find Provident First Payment letter for departing residence showing both Taxes and Insurance are included in the escrow. This was sent with the loan file. Please Rescind. Thank you07/22/2019: Page two of the mortgage statement provided indicates a tax disbursement. Please rescind. Thank you07/11/2019: Departing home mortgage statement indicates escrow for taxes and insurance. This was provided with loan file. Please rescind. See attached.
07/24/2019: Lender provided first payment letter verifying escrows for both taxes and insurance.  Condition cleared.07/22/2019:  Audit reviewed attachment.  Lender provided the same mortgage statement that was also in the loan file which does not reflect the escrows are for taxes and insurance.   Verification of the monthly insurance payment is needed to verify the escrows are for both taxes and insurance.  Condition remains.07/15/2019: Lender provided mortgage statement that was also in the loan file; however, it does not reflect the escrows are for both taxes and insurance.  Verification of the monthly insurance payment is needed to verify the escrows are for both taxes and insurance.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180630	697998c6-659f-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Co-Borrower's income is required to be documented with a paystub dated no longer than 30 days from the application date. The loan file contains a paystub dated outside those requirements.	7/18/2019: We have a Variance on this guideline: XXXXXXXXXXXXX allows XXX to extend this date to 4 months prior to the note date.	07/18/2019: Audit acknowledges the client approved guideline exception for paystubs outside of guidelines. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301206781	35b4e5d1-51af-4187-8bf4-f1f96b0460bc	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower acknowledge the Initial Closing Disclosure 3 business days prior to consummation. No cure.	08/13/2019: please see attached CD	08/14/2019: Lender provided Initial CD. Exception cleared.08/09/2019: Audit reviewed Lender response, Lender advised to see attached, no attached documents. Condition remains.	Reserves are higher than guideline minimum UW Guides require 1 months reserves, borrower qualified with 55.60 months reserves. FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 806 Years in Field Borrower has 9 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301206781	ee13dbbd-48ae-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file provided only one month of asset verification.	08/06/2019: Subordinate Financing of $XXX,XXX was used for funds to close (d.p and closing costs) . Assets Not required. Please Rescind.07/26/2019: All funds for this transaction came from Subordinate Financing. These assets are not required and loan qualifies without them. Please Rescind.	08/06/2019: Audit re-analyzed assets, and has determined that per XXXX the most recent monthly or quarterly statement from the depository or investment firm is required. Monthly statements along with prior months balance were provided on each statement located within the loan file. Condition rescinded. 07/29/2019: Audit reviewed Lenders response, however, down payment and closing costs are required to be verified with 2 months asset statements. One month is in file. Exception remains.	Reserves are higher than guideline minimum UW Guides require 1 months reserves, borrower qualified with 55.60 months reserves. FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 806 Years in Field Borrower has 9 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301178550	c76796d9-b209-49a7-9619-154fcfa12713	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Non-material per SFIG guidance, loan will be graded a B for all agencies.	08/13/2019: correcting taxes does not require reopening recession. Please rescind condition. 08/08/2019: please see attached	08/14/2019: Updated guidance received. Exception downgraded.08/12/2019: Audit reviewed Lenders response, however; rescission was not re-open. Exception remains.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301178550	d94c8a01-c7f2-4431-bcf1-0efc27bdce9d	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $X,XXX.XX include the amounts of P&I , MI , Estimated Escrow & Estimated Total, the calculated payment amount is Years #1 - #30 $X,XXX.XX. The lender used the incorrect amount for insurance. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Non-material per SFIG guidance, loan will be graded a B for all agencies.	08/13/2019: correcting taxes does not require reopening recession. Please rescind condition. 08/08/2019: please see attached	08/14/2019: Updated guidance received. Exception downgraded.08/12/2019: Audit reviewed Lenders response, however; rescission was not re-open. Exception remains.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301178550	a416f2a2-1c05-4b2c-a5d8-d486e650bcf1	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Non-material per SFIG guidance, loan will be graded a B for all agencies.	08/13/2019: correcting taxes does not require reopening recession. Please rescind condition. 08/08/2019: please see attached	08/14/2019: Updated guidance received. Exception downgraded.08/12/2019: Audit reviewed Lenders response, however; rescission was not re-open. Exception remains.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301178550	be2e3abe-cc9c-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD completed in error for required data under the Loan Disclosures section for the field(s) Escrow Account. The calculated amount is incorrect due to the incorrect value for hazard insurance disclosed on the final CD. XXXX.XX(f)(2)(iv) - Clerical Errors: Reg Z non-Numeric Clerical error Cure within 60 days of consummation. Provide re-disclosed CD and letter of explanation.	08/08/2019: please see attached	08/12/2019: Lender provided corrected CD. Exception. downgraded.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301200698	6bc18c80-b08b-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects DTI of 21.18%. Due to improper calculation of income, the actual DTI is 37.86%. Self employed income for the prior year to the most recent year reflect declining income. The Profit and Loss statement provided in the loan file reflects a loss for the 1st quarter. Audit used the 2 year average of the 1120 and the Profit and Loss.	8/2/19 XX: Please rescind. We have an LOX on file that explains the decline in income. The profit and loss statement also supports the monthly qualifying income. There is a bottom portion of the profit and loss that breaks out additional profit of $XXX,XXX.XX in profit. Adding this to the bottom line supports the qualifying income	08/05/2019: Lender provided additional details for Profit and Loss income not invoiced on P&L. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 776. Years Self Employed Borrower has 19 years Self Employed. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 70.20 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301200698	eb79fc94-228d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/2/19 XX: Please rescind and see attached	08/05/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 776. Years Self Employed Borrower has 19 years Self Employed. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 70.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200698	c35c5892-81b8-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on DU.		08/08/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #XX was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 776. Years Self Employed Borrower has 19 years Self Employed. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 70.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200698	2cc5186f-b08b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		06/18/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 776. Years Self Employed Borrower has 19 years Self Employed. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 70.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227800	243e27d1-63cb-45ea-9bba-2311cf1726ee	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing.	07/24/2019: The state license ID number for the settlement agent is on the cd, contact state license ID for Settlement agent is not needed, please rescind, thank you	07/24/2019: Audit concurs with the Lender Rebuttal, and has determined that the contact state license ID for Settlement agent is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.55 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 67.40% CLTV. Years on Job Borrower has been self employed for 19.67 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227800	7cecdc7a-d0ed-442b-8064-6e0dc9194bf3	3177		QM/Non-HPML		Compliance		Lender Refund to Cure insufficient to cover overages in CD Origination Charges - Section A (Undisclosed and Under Disclosed)	Points on CD dated XX/XX/XXXX are $XXXX.XX. LE dated XX/XX/XXXX lists fee as $XXXX.XX. This fee is in a 0% tolerance section. Lender tolerance cure of $XXXX.XX is required. Section J reflects $XXX.XX tolerance cure that is insufficient (This amount covered the cure for the appraisal fee).
07/24/2019: The difference is due to the borrower requesting a lock extension on XX/XX/XXXX which reduced the lender credit for the rate by the lock extension fee of 0.175% x the loan amount of $XXX,XXX.XX = $X,XXX.XX. Thus, as this was a lender paid broker compensation loan, the decrease in the lender credit for the rate caused the increase in discount points paid to the lender as the discount points are the difference between the lender paid broker compensation of $XX,XXX.XX and the lender credit for the rate of $XX,XXX.XX (i.e. $X,XXX.XX). See attached redisclosed 6/18/19 XX. The lock confirmation was included in the loan file.
											07/24/2019: Audit review of Rate Lock Confirmation confirms the borrower requested rate lock extension was added to pricing, therefore no refund is required. Documentation submitted (CD XX/XX/XXXXwas missing) is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.55 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 67.40% CLTV. Years on Job Borrower has been self employed for 19.67 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227800	4a8fe1e9-76a2-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file for a COC in file dated XX/XX/XXXX.	07/24/2019: A redisclosed LE/CD was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). Please rescind	07/24/2019: Audit reviewed the Lender Rebuttal, and has determined that a LE is required if COC only relates to increase of fees beyond tolerance, re-disclosure within 3 days not required unless fees increase, all other changes must be re-disclosed at or before closing. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.55 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 67.40% CLTV. Years on Job Borrower has been self employed for 19.67 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175670	ec25a9cb-e998-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for loan originator.		07/01/2019: Initial disclosures provided by Lender. No referrals made by broker, no ABA disclosure required. Condition Cleared.06/27/2019 Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 73.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Years on Job Borrower has 15.08 years on job				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301175670	df5d3f67-ec98-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	The XXXXXXXX Anti-Predatory Lending Database Program requires additional actions for 1-4 unit owner occupied subject properties originated in XXXX, XXXX, XXXXXXX, and XXXX XXXXXXXX. In order to record a mortgage in these counties, the mortgage must have either a Certificate of Compliance or a Certificate of Exemption.	07/09/2019: pls see attached, pls clear	07/11/2019: Lender provided Certificate Of Compliance. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 73.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Years on Job Borrower has 15.08 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175670	82ff1cd7-eb98-e911-bdd2-f4e9d4a75ba2	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert # 1 for proof not self-employed or had no ownership interest was not provided.	7/9/19 XX: Please see attached. In the alert, the Underwriter commeted that they ordered transcripts. The transcripts were provided and show no self-employment.	07/11/2019: Lender provided XXXX Tax Transcripts verifying no self employment. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 73.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Years on Job Borrower has 15.08 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179532	a9c5b3d2-907e-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	Final 1008 does not match the Final AUS.	07/05/2019: See attached re-printed full AUS Findings.06/19/2019: Please see the attached Approval Letter showing the loan amount of $XXX,XXX. The DU Findings reflect the correct loan amount.06/18/2019: Please see the attached
07/05/2019: Audit reviewed complete copy of AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 06/20/2019:  Received approval and AUS findings.  The mortgage information is missing on findings, unable to compare to approval.  AUS findings in the loan file, page 238, are also missing information.  Please provide complete, legible copy of findings, submission #13.  Condition remains.06/18/2019: Audit reviewed 1008, as well as Loan Approval, and has determined that documentation submitted does NOT reflect the AUS terms. Loan amount is incorrect. When the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. Provide corrected documents, condition remains.
												Years on Job Borrower has 30 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179532	5ed19e4a-907e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		05/29/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 30 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197894	9d95c20f-a393-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent and E Consented by the borrower on XX/XX/XXXX.		06/25/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years in Field Borrower has 22 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197894	1cc523bc-a293-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, mortgage.	7/12/19 XX: Please see attached	07/17/2019: Lender provided recorded correction page to the Mortgage and Mortgage with e correct APN. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years in Field Borrower has 22 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301178545	fef358a5-f33f-4fa8-8baf-1bc1b97099a5	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	06/19/2019: please see attached disclosure history and CD	06/19/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301178545	1ddf7a5b-2786-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	06/19/2019: please see attached	07/26/2019: Audit reviewed Final (true certified copy) ALTA Settlement Statement-Combined, and has determined that documentation submitted is deemed acceptable. Condition cleared. 06/19/2019: Audit reviewed the Seller's CD, and has determined that the "Seller Credit 5% Towards Buyers Closing Costs" line item 07 reflects $X,XXX, whereas the Final CD page 3, Section L - 05, reflects Seller Credit for $X,XXX for a difference of $XXX. Sales price x 5% equals $X,XXX as reflected on Final CD. Provide Seller CD with correct figures to match Final CD. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227033	34a561e3-77a5-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for business B on XXXX and XXXX Schedule E not provided.	XX - Please refer to the XXXX andXXXX Tax Returns. Schedule E does not reflect any business activity (income or loss) for XXXXXXXXXXXXX. This is a non-functioning business, therefore there are no Business Tax Returns to be provided. Please rescind this condition.07/18/2019: XX - Please see the attached Final K-1 that was provided with the initial loan delivery docs for Final XXXXXXXXXXXXX (Business B). There is no business income showing on the XXXX Tax Returns. Business Tax Returns would not be required	07/24/2019: Audit reviewed Lenders response, reviewed documentation of the XXXX/XXXX personal tax returns and reviewed the K-1 from XXXX, XXXX K-1 is showing as final K-1 and no income received. Condition rescinded.07/18/2019: Audit reviewed Lenders response, however; please provide 2 years signed and dated business returns per QM. Exception remains.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a70% CLTV. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.2 months reserves. Years Self Employed Borrower has been self employed for 8 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180642	13d8104b-03a4-e911-bdd2-f4e9d4a75ba2	916		QM/Non-HPML		Credit		Missing VOM	Missing Verification of Mortgage for primary housing	7/29/19 Please rescind this as the VOM was on the credit report. Also, attached please see that it was paid in full the same day of our closing.	07/30/2019: Lender provided CD for the refinance of the primary residence verifying the mortgage listed on the 1003 and verifying the mortgage for the borrower's primary residence was on the credit report. Condition cleared.07/26/19: The CD provided shows $XXX,XXX.XXcash back to the borrower. Condition maintained. 07/22/2019: Audit reviewed Lender response, although the mortgage is showing on the credit report since it is a HELOC, and the note or mortgage or VOM are required to verify the terms. Condition remains.	Reserves are higher than guideline minimum UW Guides require 9.90 months reserves, loan qualified with 262.80 months reserves Years in Field Borrower has 50 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203600	8ce12253-b0a1-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/16/2019: Audit reviewed Lender response, Lender provided documentation of the source and the name and title of the lender's employee who obtained the VOE information. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $52,163.72 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.20%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203600	597ce3dc-a9a1-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score of 3.		07/09/2019: A CDA report reflecting a value $X,XXX,XXX.XXwhich is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $52,163.72 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.20%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191332	e446816f-c5a0-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/14/2019: please rescind condition as the revised XX/XX CD was included in the loan package	07/16/2016: Audit reviewed Lender's response and has determined the PCCD was in the loan file reflecting the corrections. Non-material finding per SFIG guidance, loan will be graded a B for all agencies.07/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301235140	0a20b037-63d0-491c-8cad-12406f14b434	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5.03% > 3.33% maximum late fee permitted by the State of XXXXXXXX with a loan payment of $XXXX.XX. The maximum late fee permitted in XXXXXXXXXX is $100 - resulting in a 3.33% maximum late charge threshold for this loan.		08/21/2019: Received unilateral letter to the borrower and evidence of shipment for evidentiary purposes. Letter states the Lender will not charge late fees in excess of the state limitations. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74% Years Self Employed Borrower has 21 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235140	96658dc3-e12e-476f-aa55-8cd3bbd998e5	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $XX,XXX.XX.	08-12-19 XX Please see attachment	08/13/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74% Years Self Employed Borrower has 21 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301235140	30d7a1ed-16c5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/23/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74% Years Self Employed Borrower has 21 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205015	748e5275-8ba3-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification for Borrower was not provided.	07/12/2019: XX -The borrower is self-employed, therefore we would obtain a VOB not a VOE. Please see the attached VOB that was provided with the initial loan delivery docs. Please rescind this condition.	07/17/2019: Lender provided snapshot reflecting verification of business and employee information who obtained the verification. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 25.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.33% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216477	1f9fdbdb-b099-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's tracking disclosure reflects the initial CD was issued on XX/XX/XXXX and E Signed by the borrower.		08/12/2019: Audit reviewed the lender response, Lender provided the initial CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205419	6dfed96c-cc8e-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The loan file is missing CD. The lender's tracking disclosure reflects the initial CD was sent to the borrower and E Consented on XX/XX/XXXX.		06/21/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Years Self Employed Borrower has 20 years Self Employed Full Documentation The loan has full documentation in file.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205419	d0311a49-ca8e-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines
The AUS reflects a maximum allowable DTI of 43%.  Due to the improper calculation of income, the actual DTI is 46.43%. The lender calculated the borrower's income using K1 and W2 wages for XXXX and XXXX, however the YTD profit and loss through XX/XX/XXXX indicates the borrowers income is lower than the 2 year average.  The lower income should of been used for income calculations.  The Profit & Loss in file did not reflect a date other than XXXXX XXXX on it and a date of XX/XX/XXXX was used for calculations.  Provide calculation and LOE for a decline in income.  The loan is no QM compliant, additional conditions may apply.

07/12/2019: Borrower is 100% please see XXXX K1 for Business Income calculations are correct - Please Rescind. 7/1/2019:  Income Calculation is correct Please rescind: P & L income =$XX,XXX.XX We have to add ba/k the payroll expenses deducted on the P & L of $XX,XXX.XXas the borrower is the only compensated employee of this business. Income from P & L totals $XX,XXX.XX See Compensation to officers on line 7 of XXXX and XXXX Business returns and W2 reported income for XXXX and XXXX for the borrower are an exact match. When you add back the payroll borrowers income from P & L is higher than the income using business returns and W2's. We compare them both and use the lower of the two.

07/17/2019: Audit reviewed Lender's response and XXXX K1 reflecting borrower is 100% owner in business and has determined borrower was 50% owner in XXXX and 100% as of XXXX.  Audit recalculated income using 50% ownership for XXXX and 100% ownership in XXXX and for XXXX P&L and DTI is within tolerance.  Condition cleared. 07/05/2019:  Audit reviewed lender’s rebuttal and P&L Statement.  Borrower is 50% owner.  Audit calculations:  net profit $XX,XXX.XX, payroll expenses $XX,XXX.XX/2 = $XX,XXX.XX.  Total P&L income $X,XXX.XX.  Utilized this method, revised DTI 66.72%.  Utilizing $XX,XXX.XX as compensation to borrower @ 100%, DTI 46.43%.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Years Self Employed Borrower has 20 years Self Employed Full Documentation The loan has full documentation in file.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301205419	1dfa3f5b-db8e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	: • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/05/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Years Self Employed Borrower has 20 years Self Employed Full Documentation The loan has full documentation in file.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205419	ba7e40bf-4a8d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4.4.		06/25/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 717 Years Self Employed Borrower has 20 years Self Employed Full Documentation The loan has full documentation in file.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220204	6556860f-bba1-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX 1040 return not provided.		07/15/19: Lender provided the signature page for the borrower's XXXX 1040's. Condition cleared.	CLTV is lower than guideline maximum UW guides maximum CLTV 80%, loan qualified 73.36% CLTV. No Mortgage Lates UW guides require 0x30 days late in the most recent 12 months; credit report confirms 48 months payment history with no late payments reported. Years in Primary Residence Borrowers have resided in the subject for 11 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202728	f1f8837d-3043-4c70-a7fd-dbf90b3e37df	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed.	06/26/2019: pls see attached pls clear	06/27/2019: Lender provided Seller CD. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 Years on Job Borrower has 6.92 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202728	ff5ec3b1-1891-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for the 1120 Business.		06/21/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 Years on Job Borrower has 6.92 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255503	91f72840-b1c2-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/22/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by the underwriter. Condition cleared.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 34.99% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255503	693de9ec-8cc2-e911-abc7-f4e9d4a75a52	1195		QM/Non-HPML		Credit		Missing Condo Questionnaire	Missing Condo Questionnaire.	8/21/19: Please see attached showing a limited review was performed on the property according to AUS findings and LTV requirements. Please see attached showing project assistant XXXX approved the limited review.	08/22/2019: Lender addressed condo warrantability per Client requirements. Condition cleared.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 34.99% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255503	ef3a547e-b1c2-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX signed returns not provided.		08/22/2019: Received signed/dated XXXX personal tax returns. Condition cleared.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 34.99% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255503	51fd1223-8dc2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 3.		08/20/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 34.99% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197412	a8f3a242-6aa3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/12/2019: XX - Please see the attached VOB approval.	07/17/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.02% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57% FICO is higher than guideline minimum UW Guide requires FICO of 680, loan qualifies with FICO of 734.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227088	3f6b13c0-57a2-e911-bdd2-f4e9d4a75ba2	3175		QM/Non-HPML		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXXX reflects a Points fee of $X,XXX.XX with no resulting COC for any subsequent disclosures. Final CD dated XX/XX/XXXX reflects a Points fee of $X,XXX.XX for a variance/refund required of $X,XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	07/26/2019: Please rescind condition- Difference is due to the borrower requesting a lock extension on X/XX/XXXX which reduced the credit for the rate by the lock extension fee. The related lock confirmation was included in the loan file. The final CD served as the redisclosure as the closing took place three business days later on X/XX/XXXX.
08/08/2019: Audit reviewed Lender's response and the rate lock extension with the pricing information and has determined the rate lock extension was a valid COC for the increase in points.  Condition cleared.08/08/2019: Audit reviewed the Lender Rebuttal, Lender provided the rate lock history, however the pricing information was not provided so confirmation of the increase to the discount points was not disclosed.  Condition remains.07/26/2019: Audit reviewed the Lender Rebuttal, and has determined that a Rate Lock Confirmation dated XX/XX/XXXX was not provided. Located Rate Lock Confirmations dated XX/XX/XXXX and XX/XX/XXXX. Condition remains.
												Years in Field Borrower has 37 years in Field Years in Primary Residence Borrower has resided in subject for 38 years No Mortgage Lates No mortgage lates				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227088	15fae5b0-f1ba-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/14/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	Years in Field Borrower has 37 years in Field Years in Primary Residence Borrower has resided in subject for 38 years No Mortgage Lates No mortgage lates				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252620	aaf71d92-0bbd-e911-abc7-f4e9d4a75a52	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.	8/15 XX Please see attached, pls clear X/XX XX please see attached which was included in original upload, pls rescind	08/19/2019: Lender provided verification of eConsent dated XX/XX/XXXX. Condition cleared.08/15/2019: Received e-consent dated X/X. However, initial disclosures were e-signed X/XX. Please provide evidence of initial e-consent. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.61% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252620	c1b7a119-0cbd-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 8/16/19: Please see attached.	08/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.61% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200680	80d6fb92-61a3-e911-bdd2-f4e9d4a75ba2	1739		QM/Non-HPML		Compliance		Missing Mortgage	Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording i.e... Statement from the Title Company and/or Closing Agent. The file is missing evidence the Mortgage was sent for recording.	08-12-19 XX Please see attachment	08/13/2019: Received recorded mortgage. Condition cleared.	Years in Field Borrower has 15 years in Field No Mortgage Lates Credit Report verifies 46 months payment history with no late payments reported Disposable Income is higher than guideline minimum AUS Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200680	a04be438-8dbf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/16/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	Years in Field Borrower has 15 years in Field No Mortgage Lates Credit Report verifies 46 months payment history with no late payments reported Disposable Income is higher than guideline minimum AUS Guides require $X.XX in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202725	19a9324d-ada2-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines
The AUS reflects a maximum allowable DTI of 42.68%.  Due to the improper calculation of income, the actual DTI is 62.18%. The AUS reflects monthly income for the Co-Borrower as follows: $XXXX.XX base income for 2 jobs, Bonus income averaged of $XX.XX, and Bonus income averaged of $XXX.XX.  Based on the written verification of employment for the primary employer, the Borrower’s average base is $XXXX.XX, with averaged overtime of $XXX.XX, and averaged bonus of $XXX.XX, for a total of $XXXX.XX for the primary employer. Based on the written verification of employment for the secondary employer, the Borrowers averaged income is XXXX.XX. The total income for the Co-Borrower is $XXXX.XX. Additionally, The AUs reflects monthly rental income as $XXXX.XX. Based on the documentation in file for all real estate owned properties, the total monthly rental income is $XXXX.XX.

8/8/19 XX Please rescind this condition. See XXXX statements showing the business pays the debts that start on page 1026. If you cannot rescind this condition please send it to your management or the client as this file has been unfunded unjustifiably for a long time. Thank you.8/5/19 XX Please rescind this condition.  See all the bank statement for XXXXXXXXXXXXXX that shows the company pays all three debts that was in the original upload8/1/19 XX Please clear this condition based on the attached signed lease. Also, the proof of the payments made by another party are from XXXXXXXXXX pages 725 to 747 of the upload.07/30/2019: Please rescind this. See attached addendum to the closing disclosure showing XXXX XXXXXXXXXXXX was PIF. Please see documentation that XXXXXXXXXXX is being paid by the coborrower on the note on XXXXXXXXXXXX XX. Please see the lease agreement for $XXXX for XXXXXXXXXXX that is not in your calculations. All of this was in the original upload.7/18/19 XX Please rescind this condition. The coborrower's income you stated is higher than what we used.The rental income calculation is attached. Please advise where you determined a discrepancy. Thank you.

08/09/2019: Audit reviewed Lender's response and have re-calculated the debt obligations.  The resulting DTI is within tolerance.  Condition cleared.08/06/2019: Audit reviewed the Lender's response and the Lender did not provide verification that debts for the Installments debts for XXXXXXXX and XXXXXX with payments of $XXX, $XXX and $XXXX were paid off. The CD reflects additional debts to be paid off reflected on attached addendum.  The addendum was not provided to verify the debts were paid and could be excluded from the debt calculations.  The resulting DTI which included the installment payments is 54.00% which is higher greater than the maximum allowed DTI of 42.68%.  Condition remains.08/02/2019: Audit reviewed Lender's response and has recalculated rental income; however, please provide verification debts for Installments debts for XXXXXXXX and XXXXXX with payments of $XXX, $XXX and $XXXX were paid off. The CD reflects additional debts to be paid off reflects on attached addendum.  The addendum was not provided to verify the debts were paid and could be excluded from the debt calculations.  The resulting DTI which included the installment payments is 54.00% which is higher greater than the maximum allowed DTI of 42.68%.  Condition remains.07/30/2019: Audit reviewed the Lender rebuttal, as well as re-analyzed the loan file, and has determined that sufficient evidence was provided to verify mortgage payoff for REO #1 (X XXXXXXXXXX) through subject loan (CD addendum p596, acct #'s match); MISSING evidence of 12 month history for REO #3 (XXXXXXX), per XXXX in order to exclude non-mortgage or mortgage debts from the borrower’s DTI ratio, the lender must obtain the most recent12 months' canceled checks (or bank statements) from the other party making the payments that document a 12-month payment; MISSING executed/dated Lease (p208) for REO #5 (XXXXXXXXXX), copy located within the loan file, however it was not signed. Condition remains. history with no delinquent payments. 07/19/2019: Audit reviewed Lender’s response and REO calculator provided.  Audit re-calculation of rental income is as follows:  XXXXXXXXXXXXXXX rental income of $XXXX ($XXXX x 75% vacancy factor ) minus PITI of $XXXX.XX = $XXXX.XX rental income, XXXXXXXXXXXXXXXX rental income of $XXXXXXXX minus PITI of $XXXX.XX = negative rental income of (-$XXX.XX) rental income, XXXXXXXXXXX no rental income, PITI of $XXXX.XX = negative rental income of (-$XXXX.XX), XXXXXXXXXX. rental income of $XXXX.XX minus PITI of $XXXX.XX = $XXXX.XX and XXXXXXXXXXXXX rental income of $XXX.XX minus PITI of $XXXX.XX = negative rental income of (-$XXXX.XX) resulting in a total monthly rental income of $XXXX.XX appears property XXXXXXXXXXXXXX was not included in the lender’s rental calculation and no documentation was provided to exclude and for property XXXXXXXXXXXXXXX lender did not include the mortgage payment in the PITI and no documentation was provided to exclude that from calculations.  After re-calculating the rental income, the DTI is 67.74%.  The difference is in the rental income.  Condition remains.
												No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 48 months payment history with no late payments reported Years Self Employed Borrower has 7 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301202725	7ca66bf2-11bd-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/15/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 48 months payment history with no late payments reported Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200673	72c4f845-78a3-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. Per tracker there are 3 missing.	07/17/2019: Please see attachments	07/17/2019: Audit reviewed all CDs, and has determined that documentation submitted is deemed acceptable. Condition cleared. 07/16/2019: Audit reviewed lender response, Lender requested dates of missing CD's, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and the signed final CD. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206266	e67736be-75a2-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income, the actual DTI is 118.79%. The lender used tax return average of $XXXXX.XX for Co-Borrower’s Corporation income, however YTD Profit & Loss Statement only reflects qualifying income of $XXXXX.XX.	7/13/19 Please rescind this condition. The Co-Borrower income is based on his paystub and would be part of the payroll expenses on the P&L and balance sheet.	07/23/2019: Audit re-analyzed income documents, and has determined that in this situation W2 wages can be calculated out and added separately with two years figures to get an average. Current paystub for Co-borrower reflects YTD salary to further support monthly income from business. P&L reflect Payroll expenses. DTI 41.51% is in-line with AUS. Condition rescinded.07/17/2019: Audit reviewed Lenders response, however; P&L does not state salary to officers. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.99% Years Self Employed Co-Borrower has 26 years Self Employed.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301206266	af92feae-76a2-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/13/19 Please see verification of business bullet two.	07/17/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.99% Years Self Employed Co-Borrower has 26 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206266	0ca0390b-77a2-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not complete. The Address of Employer was not reflected for the primary borrower.	7/3/19 See attached final 1003.	07/23/2019: Missing information sourced from other file documents (p326). Loan will be graded a B.07/17/2019: Audit reviewed Lenders response, however; the Borrowers employers address is missing. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.99% Years Self Employed Co-Borrower has 26 years Self Employed.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301206266	4d8fe1e9-76a2-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	7/13/19 Please see attached close out letter.	07/17/2019: Lender provided HELOC closure letter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.99% Years Self Employed Co-Borrower has 26 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200670	74ad02fa-039d-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 37.87%. Due to the improper calculation of income, the actual DTI is 48.97%. The borrower's paystub provided reflects borrower is paid for 40 hours over a 2 week period. VVOE verifies borrower started position XX/XX/XXXX, however no other income documentation was provided to verify base income.
7/9/19 XX: Please rescind. The paystub shows a pay period date beginning XX/XX/XXXX and ending XX/XX/XXXX. The VVOE shows a start date of XX/XX/XXXX, so based on this and the pay end date, the borrower should only have 5 days of pay as of the end of the pay period. The paystub reflects this as it shows 40 hours. 40 hours is 5 days worth of full-time hours. (8 hours * 5 days = 40 hours). Because the borrower only worked for one week during the 2 week pay period due to starting in the middle of the pay period, only one week of earnings appears on the paystub. The full-time income is supported and additional documentation is not needed.
											07/11/2019: Audit reviewed Lender's response and has re-calculated borrower's income using the pay stub provided which verifies borrower's start date. Using the re-calculated income the DTI is within tolerance. Exception rescinded.	Reserves are higher than guideline minimum Loan qualified with 12.80 months reserves Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301202713	e8efce3e-822d-48db-bbb5-c89e7eb3cd59	3270		QM/Non-HPML		Compliance		Initial Closing Disclosure timing requirement not met	The CD was provided on X/XX/XXXX and the loan closed on X/XX/XXXX No copy of initial CD in file. No Cure.	07/15/19: pls see attached, pls clear	07/17/19: Lender provided Initial CD, exception cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301202713	986d4a87-c03d-4db1-b2b4-4c049a490499	1739		QM/Non-HPML		Compliance		Missing Mortgage	Missing the copy of the Mortgage/Deed of Trust.	07/16/19: pls see attached, pls clear	07/17/419: Lender provided copy of the deed of trust, exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202713	458ec93e-b59d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report from the file.		07/09/2019-The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203596	cdd897de-57a2-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.02% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Years Self Employed Borrower has 18.33 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203596	7da77bc1-58a2-e911-bdd2-f4e9d4a75ba2	1616		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	Final application in file is missing reference to the LLC/REO business found on schedule E of the XXXX tax returns. Additional Conditions may apply.	07/30/2019: Please rescind this as it is a commercial property and does not need to be listed on the application.7/15; Please rescind this condition; The business returns reflect XXXXXXXXXXXXX is the same company as XXXXXXXXX XXXXXXXX XXXXXXXXXXXXXXXXXXXX	07/30/2019: Audit concurs with the Lender Rebuttal, and has determined that confirmation via Tax Returns reflects the REO as commercial property, therefore not required to be on the 1003. Condition rescinded. 07/18/2019: Audit reviewed lender’s rebuttal, application in loan file and tax returns. Please see page 156. REO A is not on the REO section of the final application. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.02% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Years Self Employed Borrower has 18.33 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301203596	7c51db86-58a2-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule E LLC Business on XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply	7/15; Please rescind this condition. The Balance sheet was provided with initial upload;	Audit reviewed lender’s rebuttal and original loan file. Explanation in file explaining business on XXXX Schedule E II has been split into 3 franchises, pages 133 & 141. XXXX & XXXX P&L statements and balance sheets for all provided in original loan file. LOE, page 141, explains LLC is a disregarded entity and is reflected on Schedule E. XXXX P&L and balance sheet provided. However, P&L and balance sheet not required for REO listed on Schedule E, therefore, XXXX is not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.02% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Years Self Employed Borrower has 18.33 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301203596	9a687afc-57a2-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule E LLC Business on XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply	7/15; Please rescind the Profit and loss was submitted with the initial upload	Audit reviewed lender’s rebuttal and original loan file. Explanation in file explaining business on XXXX Schedule E II has been split into 3 franchises, pages 133 & 141. XXXX & XXXX P&L statements and balance sheets for all provided in original loan file. LOE, page 141, explains LLC is a disregarded entity and is reflected on Schedule E. XXXX P&L and balance sheet provided. However, P&L and balance sheet not required for REO listed on Schedule E, therefore, XXXX is not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.02% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Years Self Employed Borrower has 18.33 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301203483	9a81f3d0-9d0c-4b22-8f22-e320f75cda46	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	08/08/2019: please see attached	08/09/2019: Lender provided Affiliated Business Disclosure. Exception cleared.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301203483	d5c379f4-17af-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CU score 3.5. No secondary appraisal provided.		07/26/2019: A CDA provided reflecting a value of $1,325,000 which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238248	130f2879-19b3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/31/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237412	2399cb6d-06a4-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	07/22/2019: Please see attached second bullet for the VOB.	07/22/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 65.93% CLTV. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716. Years Self Employed Borrower has been self employed for 19 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237412	974b0b85-e2a8-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A complete final application for the subject transaction was not provided. Employment Information section is missing business phone and type of business for borrower.		07/19/2019: Audit reviewed the Lender Rebuttal, and has determined that the employment field in question does not apply to self-employed borrowers. Condition rescinded.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 65.93% CLTV. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716. Years Self Employed Borrower has been self employed for 19 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301237412	215f6ad8-07a9-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	Lender's guidelines require 2 years' W-2. Lender qualified borrower's income using most recent 3 year's W2 (XXX/XXXX/XXXX) not provided for 1st business listed on final application.	07/22/2019: Please rescind the requirement for W-2 's as we utilized the personal and business tax returns. W-2's are not a requirement for self employed borrowers.	07/22/2019: Audit reviewed the Lender Rebuttal, as well as program guidelines, and determined that W2 income was not used from the corporation, therefore not required. Condition rescinded.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 65.93% CLTV. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716. Years Self Employed Borrower has been self employed for 19 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301225279	a0dfdce9-e69d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: - The lender must verify the existence of the borrower's business A,C and D within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Both bullet points were not provided for Business C and D, and the second bullet point only for business A.
										7/12/2019: Please see the attached VOB (that was sent with the initial loan delivery docs) and VOB approval for Stage of XXXXXXXXXXXXX(Business C). A VOB would not be required for XXXXXXXXXXXXXXXXX(Business D) as income is not being used from this business (we are only hitting with a loss). Attached is also the VOB approval for XXXXXXXXXXXXXXXXXX(Business A).	07/17/2019: Received satisfactory verification of business A & C. Timing requirement met. Verification not required for B & D. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 39.05%, loan qualified with DTI of 33.14% No Mortgage Lates Credit report verifies >99 months payment history with no late payments reported Years Self Employed Borrower has 23.67 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225279	287e2c40-bb9e-e911-bdd2-f4e9d4a75ba2	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	A final application executed by the borrowers is missing the Business phone numbers for 2 of the business's listed.	7/12/2019: A business phone number is not required for self-employed borrowers. Please rescind this condition.	07/29/2019: Updated guidance received. Exception cleared.07/17/2019: Audit reviewed the Lender Rebuttal, and has determined that the although this is not a regulatory or guideline requirement, the client’s statement of work requires the completeness of the 1003. Missing data in a field would be considered incomplete. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 39.05%, loan qualified with DTI of 33.14% No Mortgage Lates Credit report verifies >99 months payment history with no late payments reported Years Self Employed Borrower has 23.67 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225279	fbd5c321-8bb7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated 0 XX/XX/XXXX reflected on DU.	08/06/2019: Please see attachment	08/06/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 39.05%, loan qualified with DTI of 33.14% No Mortgage Lates Credit report verifies >99 months payment history with no late payments reported Years Self Employed Borrower has 23.67 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204465	d3e63631-d7a1-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	HELOC Closure letter in file on page 612 is not signed by Borrowers.		07/15/2019: Lender provided signed HELOC closure letter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. Years on Job Borrower has 22.75 years on job. Disposable Income is higher than guideline minimum UW Guides require $1.11 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204963	4f02c222-2aa4-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	07/18/2019: Attached please find the source of the information obtained and the name and title of the employee who obtained the information	07/18/2019: Audit reviewed attachment. The Lender provided the source of the information obtained and the name and title of the employee who obtained the information. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum 43% DTI, loan qualified with DTI of 29.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.67%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204963	fd4f9e0f-17a4-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed personal return for XXXX not provided.	07/18/2019: The signature page for the XXXX personal return is behind the signature page of the XXXX personal return sent with the loan file. I have uploaded the complete executed return. Please rescind as this was sent	07/18/2019: Audit reviewed the attachment. Entire XXXX signed and dated personal tax returns were provided. Audit determined the signed and dated 2017 personal tax return was in the original loan file. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum 43% DTI, loan qualified with DTI of 29.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.67%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204404	680e27b4-b5a1-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income, the actual DTI is 47.27%. Loan does not meet criteria for Qualified Mortgage. Additional Conditions may apply.		07/17/2019: Audit reviewed lender response, Lender requested additional information, audit reviewed loan documentation and corrected income based upon the CPA letter stating that the short term debt is just the annual expense of debt and the debt has not matured. Condition rescinded.	Years on Job Co-Borrower has 5 years on the job. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months. Reserves are higher than guideline minimum Underwriting Guidelines require 2 months reserves, loan qualified with 71.90 months reserves. Years Self Employed Borrower has been Self-Employed for 16 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204404	babaa6bc-b5a1-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects the inaccurate DTI percentage due to improper calculation of income. Company A Income calculated improperly. Loan does not meet criteria for Qualified Mortgage. Additional Conditions may apply.		07/17/2019: Audit reviewed lender response, Lender requested additional information, audit reviewed loan documentation and corrected income based upon the CPA letter stating that the short term debt is just the annual expense of debt and the debt has not matured. Condition rescinded.	Years on Job Co-Borrower has 5 years on the job. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months. Reserves are higher than guideline minimum Underwriting Guidelines require 2 months reserves, loan qualified with 71.90 months reserves. Years Self Employed Borrower has been Self-Employed for 16 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301250430	bd50d13f-0ba8-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects Taxes Dues paid to a taxing authority in Section H versus Section F. Non-material per SFIG guidance, loan will be graded a B for all agencies	07/23/2019: Please see attachment	07/23/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301250430	6acfbfc9-93ef-458e-a20b-9aa5af063e73	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender included an HOA fee of XX.XX which is not reflected on the Appraisal. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation. Non-material per SFIG guidance, loan will be graded a B for all agencies	7/17/19 Please rescind this condition. The XXXXXXXXXXXXXXXXX report shows the HOA is $XXX.XX a year.	07/18/2019: Audit reviewed Lender's response and has determined the Fraud report provided does indicate the HOA fee for the subject property is $XXX annually or $XX monthly. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205563	800d4b78-9520-4b28-ab2f-7e6ce7b4c12a	3277		QM/Non-HPML		Compliance		Borrower not provided 3 day rescission period	Right to Cancel provided in the loan file reflects a transaction date of X/XX/XXXX with an expiration date of X/XX/XXXX, which did not give the Borrower a full 3 days rescission. The loan was properly disbursed on X/XX/XXXX. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/23/2019: Please see attachment08-21-19 XX Please see attachment
08/23/2019: Audit reviewed initial CD's, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. PCCD also submitted verifying 3 full days of rescission, notification of error and evidence of shipment. Loan will be rated a B. 08/22/2019: Audit reviewed Lenders response, however; tracking disclosure received discloses  CD's dated 06/05/2019 and XX/XX/XXXX were generated and made available to the borrower, a copy of the Closing Disclosure is required. Please provide CD's dated XX/XX/XXXX and XX/XX/XXXX. Exception remains.08/14/2019: Audit reviewed Lender's response, Lender provided Post Closing CD, however Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. No cure.  Condition remains.
												Years on Job Borrower has 19 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.93%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205563	23b95c76-afc7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	08/26/2019: Please see attachment	08/26/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #21 was validated by said documentation submitted. Condition cleared.	Years on Job Borrower has 19 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.93%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206344	649204b6-d59d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure. The disclosure history shows a closing disclosure was sent to the borrowers on X/XX/XX.	08-12-19 XX Please see attachment	08/13/2019: Lender provided Initial CD. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 427.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.50% Years in Primary Residence Borrower has resided in subject for 17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206344	4cbbf328-d59d-e911-bdd2-f4e9d4a75ba2	2136		QM/Non-HPML		Compliance		Missing Note	Note in the file is missing page 4. Specifically the NMLS for the originator and organization was missing from the note.	08-12-19 XX Please see attachment	08/13/2019: Lender provided all pages of Note. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 427.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.50% Years in Primary Residence Borrower has resided in subject for 17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206344	360173c8-78bf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/16/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 427.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.50% Years in Primary Residence Borrower has resided in subject for 17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207171	b4c495d9-f5a3-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F Prepaids section of the final Closing Disclosure does not list number of months and payee of the Homeowner's Insurance collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide a letter of explanation and re-disclosure of the correct information.		07/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.91% Years Self Employed Borrower has 14 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301207171	79d7c780-eea3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business's within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Business #6 is missing both requirements, and the item required in the second bullet point was not provided for all business's.
										7/23 CP: Please rescind this condition. Business number 6 on the tax returns is for a business generating negative income and therefore a VOB is not required	07/24/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.91% Years Self Employed Borrower has 14 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227084	6b8c8d9f-77a2-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		07/16/2019: Audit reviewed lender response, Lender provided the final 1008. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.50 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 779 FICO Years in Field Borrower has 25 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216655	5bcf8aea-659e-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 30 business days prior to the note date and the lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/2015: Audit reviewed lender response, Lender provided documentation of the name and title of the lender's employee who obtained the verification of employment. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 714 Years in Field Borrower has 7 years in field LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 56.65%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216655	8b973772-d69d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA Review Appraisal	07/09/2019: CDA posted to trailing docs	07/09/2019: A CDA was provided with a value of $X,XXX,XXX with a variance of X%. CDA within acceptable tolerance. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 714 Years in Field Borrower has 7 years in field LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 56.65%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211138	7143cc73-fca6-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.	08/01/2019: Please see attached signed tax returns. Sorry.7/29/19 XX Please rescind this as salaried employed income does not require Tax Returns.	08/01/2019: Audit reviewed executed XXXX/XXXX 1040 Returns, and has determined that documentation submitted is deemed acceptable. Condition cleared. 07/30/2019: Audit reviewed Lender's response and has determined the AUS requires 2 years tax returns to verify Interest and dividend income. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 138.10 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211138	3ad610be-63b5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX per DU.		08/07/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #14 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 138.10 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211138	8fc040a5-fea6-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/17/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 138.10 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301217899	083e4930-aca2-e911-bdd2-f4e9d4a75ba2	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure reflects charge for Title - Courier, Title - Mobile Notary, title - Premium for Lender's Coverage and Title - settlement or Closing fee in section B. The borrower selected their own service provider. Those fees should be reflected in section C. Provided corrected CD and LOE to the borrower.	07/14/2019: Please rescind condition as the attached revised CD was included in the loan package	07/16/2019: Previously downgraded as XXXX was in file correcting issue. Exception remains downgraded.07/09/2019: A Post Close moved fee and LOE to the borrower. The loan will be rated a B for all agencies.	Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 69.70 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301217899	145315b9-7fa2-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income and debts, the actual DTI is 58.84%. Lender subtracted the $XXK XXXXXXXXXX from income instead of counting as a liability, used the ordinary income on the K-1 for Business #2 instead of the lesser Distribution Income and Lender did not count the debt associated with Property #2 on the final 1003
08/06/2019: Please see attached XXXX guide regarding the liquidity test. K1 income can be used when the business passes the liquidity test. Borrower has Liquidity in this business. See attached Income worksheet showing liquidity passed. (business liquid assets exceed the liabilities). Please Rescind08/01/2019: 1) Corrected 1003 to remove property not required- borrower is still on deed therefore the property can remain on 1003- he is not obligated on the debt per court order provided in previous remedy so debt may be excluded. Please Rescind- 2) XXXXXXXXXXXXXX income calculation is correct - K1 income can be used when the business passes the liquidity test. Borrower has Liquidity in this business. See attached Income worksheet showing liquidity passed. (business liquid assets exceed the liabilities). Please Rescind

08/12/2019: Audit reviewed Lender's response after review of liquidity guidelines, Lender used the K-1 income as liquidity supports the K-1 line 1 amount, Line 16D was not used as liquidity demonstrates that a disbursement of greater than the K-1 line 1 amount was supported.  Condition cleared.08/07/2019: Audit reviewed Lender's response and has determined the K1 Box 16D cannot be included as income.  The final DTI is 42.68%.  Provide updated AUS.  Condition remains.08/01/2019: Audit reviewed the Lender Rebuttal, and has determined that K1 Box 16D cannot be included as income. K-1 16D represents property distributions that reduce the basis in the stock and does not flow through to the personal tax return as ordinary taxable income. Provide updated AUS, current DTI is 42.68%. Condition remains.   07/18/19: Lender provided the section of the settlement agreement for property 2 omitted due to court order-per settlement agreement and is the responsibility of XXXXXXXXXX. Please provide a corrected 1003. Audit income calculations are as follows:  XXXXXXXXXXXXXXXXXX. $XXXXX.XX, XXXXXXXXXXXXX. $XXXXX.XX, XXXXXXXXXXXX ($XX.XX), XXXXXXXXXX ($XXXXX.XX).  Total income $XXXXX.XX. Used income due to using the lesser Distribution Income instead of Ordinary Income (Line 1) for XXXXXXXXXXXXXXXXXXX. Condition maintained.
												Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 69.70 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301217899	e3a010b9-91a2-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for all businesses.	07/17/2019: VOB- Attached please find the source of the information obtained and the name and title of the employee who obtained the information. Please Clear	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 69.70 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301217899	9e4d41f1-91a2-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 35.101% vs. the actual DTI of 42.86%. The lender used the ordinary income on the K-1 for Business #2 instead of the lesser Distribution Income.	08/01/2019: Unclear as to what business 2 is being referenced: XXXX Sch. E shows XXXXXXXXXX XXXXXXXXXX as Business two. This business is showing a loss on K1 with No Distribution income. Final 1003 lists XXXXXXXXXXXXXX as Business 2, however this is an 1120 Corp and there is no distribution income or K1 on an 1120 Corp. The only business with a K1 showing Distribution income is Business 1 on 1003 and Sch. E for XXX XXXXXXXXX. This business passed the liquidity test so K1 income can be used. See attached income work sheet-indicating liquidity. Please Rescind.	08/01/2019: Audit reviewed the Lender Rebuttal, and has determined that K1 Box 16D cannot be included as income. K-1 16D represents property distributions that reduce the basis in the stock and does not flow through to the personal tax return as ordinary taxable income. Provide updated AUS, current DTI is 42.68%. Condition remains. 07/18/19: The lender used the ordinary income on the K-1 for Business #2 instead of the lesser Distribution Income. Condition maintained.	Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 69.70 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301217899	91f81f41-82a2-e911-bdd2-f4e9d4a75ba2	1695		QM/Non-HPML		Credit		Missing Copy of Divorce Decree	Missing Item 2 of Section 1 - Real Property under the Property Settlement Section of the Marital Settlement Agreement. Also, under Item 1 of Section 1-Real Property, Numbers B & C are missing	07/17/2019: All Pages of Settlement agreement are provided- There is No B and C under Real Property. Please Rescind.	07/17/2019: Audit reviewed Lenders response. Exception rescinded.	Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 69.70 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301217899	0b8ad64f-83a2-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing completed Affidavit reflecting Borrower is rescinding homestead in Florida purchase less than 8 months for new home purchased in MI as a primary residence.		07/18/19: Lender is not required to provide homestead affidavit or evidence of rescinding homestead. Condition rescinded.	Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 69.70 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301217899	599b47a8-8cc2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/22/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 69.70 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301217899	58679348-74a2-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.		07/12/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition rescinded.	Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 69.70 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301213531	92707480-feae-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	8/5/19 XX: Please rescind and see attached	08/06/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.99% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 8 months reserves. . FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301213531	31db71a2-f3b3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	pls see attached tax transcript, pls clear	08/01/2019: Audit review of XXXX tax transcript deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.99% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 8 months reserves. . FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234968	43da6c5b-2cbd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report		08/14/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229625	c03bdbc0-fb9f-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. A signed XXXX business return for the Borrower was not provided. A Signed Business Tax Return is required in order for the loan to be classified as a Qualified Mortgage.	XX- Please see the attached signed Business Tax Returns for XXXX	07/12/2019: Signature was provided. Exception cleared.	CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 71.93% Years in Primary Residence Borrower has resided in subject for 7 years FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 729 No Mortgage Lates Credit Report verifies 30 months payment history with no late payments reported Years Self Employed Borrower has 14.08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301242408	2ff49818-66d8-4dc7-8f93-188c2c536def	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure was not provided. No cure.	07/31/2019: Please see attachment	08/01/2019: Lender provided Initial CD. Exception cleared.	FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.26% Years in Field Borrower has 24 years in Field. Years on Job Borrower has 24 years on Job.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301242408	0b3e5e4b-5bae-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Both bullet points are missing for all business's #1,3 and 4 on XXXX personal tax returns, section E part II.
										7/26/19 XX Please see attached VOB	07/29/19: Lender provided evidence of name and title of the employee who obtained the employment information for the borrower's self-employed businesses #1, #3 and #4, exception cleared.	FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.26% Years in Field Borrower has 24 years in Field. Years on Job Borrower has 24 years on Job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216755	faa136d9-7405-4adb-860b-a49379b2590a	5		QM/Non-HPML		Compliance		3 day rescission period not provided	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The Borrowers executed the document on XX/XX/XXXX which did not give the Borrower a full 3 days rescission. The loan was properly disbursed on XX/XX/XXXX. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		07/30/19: Lender provided a revised RTC. Condition cleared. 07/26/19: Lender provided a revised RTC and LOE to the borrower. The right to cancel will expire on XX/XX/XXXX. Condition will be cleared once the right to cancel has expired. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.78%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774. Years in Primary Residence Borrower has resided in subject for 7 years.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301216755	46126eef-f0a3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.78%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774. Years in Primary Residence Borrower has resided in subject for 7 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216755	92cd6c16-2ab7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU for borrower.		08/07/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.78%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774. Years in Primary Residence Borrower has resided in subject for 7 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228320	f2c12714-99a9-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure is missing the appraisal report; however an appraisal and invoice are in the loan file. Provided corrected CD and LOE to the borrower.		07/18/219: A Post Close CD corrected the fee. The loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.49% Years in Field Borrower has 14 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228320	9ea7136f-98a9-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The Co-Borrower's Year employed in this line of work/profession and Business phone number are missing from the final application. Additional conditions may apply.
7/30/19 XX: Please rescind as the employment position/title and phone number are not required on the 1003. Years in Line of Work/Profession is not needed - years on the job already verify the 2+ year employment history. For XXXXXXXXXXXX, a business phone number is not required. The VVOE was verified via XXXXXXXXXXXXXXXXX, so a phone call to the employer is not required and the phone number is not needed. Please rescind as all required information is present on the 1003 or found elsewhere in the loan file. Per XXX, if the documentation in the file supports the borrower's employment, the exception will be rescinded.7/26/19 XX: Please rescind as the information is not required. Years in Line of Work/Profession is not needed - years on the job already verify the 2+ year employment history. For XXXXXXXXXXXX, a business phone number is not required. The VVOE was verified via XXXXXXXXXXXXXXX, so a phone call to the employer is not required and the phone number is not needed. All required information is present on the 1003.
											07/30/2019: Audit reviewed the Lender Rebuttal, and has determined that missing information sourced from other file documents. Loan will be graded a B. 07/29/19: Audit reviewed the Lender Rebuttal, and has determined that the although this is not a regulatory or guideline requirement, the client’s statement of work requires the completeness of the 1003. Missing data in a field would be considered incomplete. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.49% Years in Field Borrower has 14 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301225068	f2faa7b0-ffb4-456c-9e7a-19006f0b2e77	50		QM/Non-HPML		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	07/23/2019: Please see attached	07/24/2019: Audit review of the Notice to Home Loan Applicant & Consumer Score Disclosure for both Borrower and Co-Borrower is deemed acceptable, condition cleared.07/12/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 21.6% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.64%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.9 months reserves.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301225068	04596ab0-f1a4-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. No Cure.	07/24/2019: Please rescind condition as the attached CD was included in the loan package.	08/08/2019: Audit reviewed Lenders response, Lender provided the initial CD dated X/XX/XX. Condition cleared07/25/2019: Audit reviewed Lenders response, however; Document tracking on PG 520 verifies Initial CD dated XX/XX/XXXX was sent to borrowers. Exception remains.	DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 21.6% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.64%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.9 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225068	df92b834-cbba-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/14/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 21.6% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.64%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.9 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218068	a931a995-84a1-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for business C on Schedule E Part II of XXXX tax returns and both bullet points for Business A on Schedule E of XXXX tax returns.
											07/16/2019: Received satisfactory verification of businesses. Timing requirement met, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.87% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 7520 Reserves are higher than guideline minimum UW Guides require 1.41 months’ reserves, loan qualified with 2.40 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218290	785cb639-4ca3-e911-bdd2-f4e9d4a75ba2	1739		QM/Non-HPML		Compliance		Missing Mortgage	Mortgage in file is missing page 15.	07/23/2019: Please see attached, pls clear	07/24/2019: Audit review of the complete Mortgage Document is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum AUS requires 6 months reserves, loan qualified with 52.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years Self Employed Borrower has 6 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218290	81b93915-4ca3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/22/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum AUS requires 6 months reserves, loan qualified with 52.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years Self Employed Borrower has 6 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218290	02079fb1-4ba3-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Final 1003 indicates primary residence is financed. File is missing evidence of P&I payment and payment history if applicable. Additional conditions apply.	07/30/2019: XX - There is no first lien mortgage associated with XXXXXX XX XXXXX XXXXXX. The HOI Policy is reflecting XXXXXXXXXXXXX because there is a HELOC associated to this property. Please see the attached LOX from the bank confirming that the HELOC has not been exercised yet.	07/31/2019: Audit reviewed Lender's response with documentation provided and has determined there is only a HELOC on the primary residence which has not been exercised and has a zero balance with no payments required. Condition cleared.	Reserves are higher than guideline minimum AUS requires 6 months reserves, loan qualified with 52.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years Self Employed Borrower has 6 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218290	1d1a6ef4-4ba3-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns (for most recent tax year) not provided.		07/22/2019: Audit reviewed Lender's response, Lender provided signed returns for the most recent tax year. Condition cleared.	Reserves are higher than guideline minimum AUS requires 6 months reserves, loan qualified with 52.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years Self Employed Borrower has 6 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218290	2add11d0-a5b4-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by XX. Missing borrower and co-borrower tax transcripts dated X/X/XXXX per XX.		08/08/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #22 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum AUS requires 6 months reserves, loan qualified with 52.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years Self Employed Borrower has 6 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241719	2cae76b0-5ab5-4e2f-b03f-7c4a86047bf4	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and acknowledged on XX/XX/XXXX, not meeting the 3 day rule from the date of consummation. No cure.	8/9 XX Please see attached, pls clear	08/12/2019: Lender provided Initial CD. Exception cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves. loan qualifies with 1.40 months reserves, FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualfieis with FICO of 744 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months,. loan qualifies with 0x30 lates within the most recent 43 months.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301241719	7c09e171-f7f2-4fbd-bf88-d69de833c44c	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID # of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	8/9 XX please see revised cd/lox which was included in original credit upload, please rescind	08/12/2019: Lender provided same PCCD with the State license ID # of the Settlement Agent updated. Exception remains downgraded. 07/31/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies. 07/29/2019 Post CD cured data issue.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves. loan qualifies with 1.40 months reserves, FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualfieis with FICO of 744 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months,. loan qualifies with 0x30 lates within the most recent 43 months.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241719	91916199-a0b3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/02/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by the underwriter. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves. loan qualifies with 1.40 months reserves, FICO is higher than guideline minimum UW guidelines require FICO of 700 loan qualfieis with FICO of 744 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months,. loan qualifies with 0x30 lates within the most recent 43 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219848	91da1004-eda3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower.	7/19/19 XX Attached please find the VOB and who obtained it. I think that is what is needed since the borrower is self employed.	07/22/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.40% Years Self Employed Borrower has 30.08 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219848	a6508b19-eda3-e911-bdd2-f4e9d4a75ba2	912		QM/Non-HPML		Credit		Missing credit report	A credit report for the borrower was not provided. Additional conditions may apply.	7/19/19 XX See attached credit report.	07/22/2019: Lender provided credit report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.40% Years Self Employed Borrower has 30.08 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219848	c38ab58b-efa3-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for REO property #1 on the final application not provided.	7/25/19 XX Please rescind this as the attached was in the original upload that states what the taxes are7/19/19 XX Please rescind this as the property taxes were documented on the preliminary title commitment.	07/26/2019: Audit reviewed Lenders response. Exception rescinded.07/22/2019: Audit reviewed Lenders response, however; please provide property taxes for XXX-XXX XXXXXX. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.40% Years Self Employed Borrower has 30.08 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.86%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219848	1421d834-eea3-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	8/1/19 XX Please see the attached signed tax returns.	08/02/2019: Lender provided Signed and dated business returns. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.40% Years Self Employed Borrower has 30.08 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219848	5c48083e-eea3-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	8/1/19 JG Please see the attached signed tax returns	08/02/2019: Lender provided signed personal tax returns. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.40% Years Self Employed Borrower has 30.08 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219848	da825d22-e9b7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by XX. Missing tax transcript dated XX/XX/XXXX reflected on XX.		08/07/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.40% Years Self Employed Borrower has 30.08 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219848	34ef71ae-eda3-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/12/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a X.XX variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.40% Years Self Employed Borrower has 30.08 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220178	c524124a-415d-4463-bd9e-0ff15ad46066	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for (taxes/insurance/HOA) and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		07/22/2019: Audit reviewed Lender's rebuttal, Lender advised that the $XXX.XX includes the amount for solid waste which is part of the tax search. Condition cleared.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 734 Reserves are higher than guideline minimum AUS require 4.06 months reserves, loan qualified with 6.40 months reserves Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220178	5fb1e0a2-662b-4c54-91cd-780e8ebb1213	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX include the amounts of P&I, MI, Estimated Escrow & Estimated Total, the calculated payment amount is Years 1 - 30 X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		07/22/2019: Audit reviewed Lender's rebuttal, Lender advised that the $XXX.XX includes the amount for solid waste which is part of the tax search. Condition cleared.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 734 Reserves are higher than guideline minimum AUS require 4.06 months reserves, loan qualified with 6.40 months reserves Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220178	ee78506b-6eef-48b4-8c36-05458738fe29	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		07/22/2019: Audit reviewed Lender's rebuttal, Lender advised that the $XXX.XX includes the amount for solid waste which is part of the tax search. Condition cleared.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 734 Reserves are higher than guideline minimum AUS require 4.06 months reserves, loan qualified with 6.40 months reserves Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220178	fc1b214e-6aa3-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that are greater than one or more months and Indicate if he was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing gap letter.		07/22/2019: Audit reviewed Lender's rebuttal, after reviewing the documentation in the file, self employment is ongoing and therefore there was continuance of employment. Condition rescinded.	FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 734 Reserves are higher than guideline minimum AUS require 4.06 months reserves, loan qualified with 6.40 months reserves Years in Field Borrower has 15 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241756	87d10040-ac1f-4e08-bacd-d4cbe7a823df	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Tracking Disclosure History on page 486 of loan file reflects a CD provided to borrowers on XX/XX/XXXX, CD not located in loan file.	08/22/2019: please see attached	08/22/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.39%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.50%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241756	cbe66942-78bf-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'. VOE in file is dated more than 10 days but less than 30 days from note date.		08/22/2019: Audit reviewed VVOE, and has determined that the borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Loan will be rated a B. 08/15/2019: Variance to XX feedback/guideline approved for lender by XXX.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.39%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 62.50%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301225840	3cc564d4-aeb7-e911-abc7-f4e9d4a75a52	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Guidelines may require a signed gift letter (specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of the donor's ability to give and evidence Borrower received the funds. Evidence of $XXX,XXX no provided as per guideline requirements.	8/9/19 XX: Please clear and see attached receipt from the title company 8/7/19 XX: Please see attached gift letter. Funds were transferred at closing	08/12/2019: Lender provided wire details to title company for gift. Exception cleared.08/08/2019: Audit reviewed Lenders response, however; please provided final settlement statement verifying gift funds were wired to title company as gift funds were not disclosed on the Final CD in file. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.56% Reserves are higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301240631	16d3cf1e-aea4-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.		07/15/2019: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238253	158d0b96-83bb-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Prepaids section of the final Closing Disclosure does not list number of months or the payee for the Homeowner's Insurance collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Provide a letter of explanation and re-disclosure of the correct information.	08-21-19 XX Please see attachment	08/22/2019: Lender provided LOE and PCCD with number of months or the payee for the Homeowner's Insurance collected updated in the pre-paid section. Exception remains downgraded.08/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum Loan qualified with 352.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301238253	32417562-36bd-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	Final 1003 is missing address and current time at present employment, the self-employment box is not completed for borrower or co-borrower. The time at present residence is not accurate and should be updated to reflect current residence data.	xx 8/15/19: Please rescind. We are not using any employment income in this case. Only dividends/Interest and rental income. Also for the time at present residence we would not care about this as long as we have the most recent two year residence history. The borrower's have owned this property since XXXX so this would be well outside of our two year residence history.	08/16/2019: Audit reviewed Lender's response and updated guidance has determined the 6 pieces of information is on the loan application. Condition cleared.08/12/2019: Missing information sourced from other file documents. Loan will be graded a B	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Reserves are higher than guideline minimum Loan qualified with 352.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227535	25e2975f-b4a2-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	AUS in file is missing the Mortgage Information section		07/23/2019: Audit reviewed Lender's response, Lender provided the AUS submission #7 with the Mortgage Information section completed. Condition cleared.07/19/2019: Received AUS submission #7. However, the mortgage information section is blank. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 Years Self Employed Borrower has 5 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301257810	0be5010d-fcc0-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the co-borrower #2’s business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/21/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum Loan qualified with 30.10 months reserves Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257810	12408d22-fcc0-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, requires 2 years signed and dated personal tax returns with all schedules. Signed personal returns not provided. Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed personal returns not provided for co-borrower #2.		08/21/2019: Audit reviewed Lender's response, Lender provided the XXXX/XXXX signed and dated personal tax returns for co-borrower #2. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum Loan qualified with 30.10 months reserves Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257810	b85ca284-fdc0-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	The XXXX Tax Transcript for Co-Borrower #2 not provided to fulfill the 2 year requirement as required by client.		08/21/2019: Audit reviewed the XXXX/XXXX Tax Transcripts for borrower/co-borrower and XXXX Tax Transcripts for co-borrower2/co-borrower3 , and has determined that AUS item #23 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Reserves are higher than guideline minimum Loan qualified with 30.10 months reserves Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254695	e6cb6afb-94bf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 4.2		08/19/2019: Received Proteck review appraisal in lieu of CDA. Review reflects a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227703	db17c461-1eb2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by client.	08/01/2019: XX 8/1/19: Please rescind. Transcripts are not required on XXXXXXXXXXX when not using self employment or rental income7/30/19: Please rescind. We are not using any income that would require tax transcripts just W2 income.	08/02/2019: Updated guidance received. Exception cleared. XX/XX/XXXX: Current direction from Client requires 2 years tax transcripts. Pending review and direction from Client. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.82% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227703	948f2f3f-d8b0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		07/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.82% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257436	13eb0754-189d-4991-a8b4-ffa4c498326b	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXXX.XX. The lender credit decreased to $XXXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit. No Cure	KB 8/13 - borrower requested a lock extention on XX/XX. This reduced the lender credit. A redisclosed CD was sent XX/XX to borrower showing reduced lender credit. Please Rescind	08/14/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum Client Overlay minumum FICO is 700, loan qualified with FICO of 772 Reserves are higher than guideline minimum Client Overlay minimum requires 0 months/ reserves, loan qualified with 10.5 months reserves. Disposable Income is higher than guideline minimum Guidelines require $X.XX monthly disposable income, loan qualified with $XX,XXX.XX monthly disposable income.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227701	0a2a79b5-27b9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/09/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238252	8b23450f-6aab-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Flood Insurance in section F of the final Closing Disclosure is missing the number of months collected and does not reflect the name of the payee. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.		07/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 48.90 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301238252	de62b3ad-3ead-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 7/29/19: Please see attached showing XXXXXX XXXXXXXXXXX XXXXX XXXXXXX obtained and cleared the VOB on X/XX/XX.	07/30/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 48.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238252	b0669447-3fad-e911-abc7-f4e9d4a75a52	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	AUS item #14 requires satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify.	XX 7/29/19: Please rescind. Please see page 43-47 showing the mortgage history for XXXXXXXX showing the mortgage is paid through X/XX/XXXX.	Audit reviewed Lenders response. Exception rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 48.90 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234955	bb8b06d5-01a8-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Initial CD issued X/XX/XXXX and E-signed X/XX/XXXX per eSign Process Summary. No cure.	08-08-19 XX Please see attachment	08/09/2019: Lender provided Initial CD. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 194.80 months reserves Years in Field Borrower has 7 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234955	6ab31ccc-1dbd-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by XX.		08/13/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 194.80 months reserves Years in Field Borrower has 7 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.86%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237409	d6d2238d-b8a2-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score in file is 2.6.		07/12/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227955	a2eef9ef-5cb5-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Executed Home Equity Line of Credit (HELOC) closure letters reflecting HELOC was frozen and closed was not provided in the file	08/07/2019: Attached please see the close out letters.	08/07/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 770 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227955	2e3dca2e-5eb5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.3		08/07/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.51% FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 770 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257392	a0d4866b-81bb-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects Construction Upgrades fee in section H. This should be inclusive in the final purchase price reflected in section K. Provide corrected CD and LOE to borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301257392	8f4cca1e-82bb-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 2.9		08/14/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250341	0482103f-497c-4b7c-97bb-2464442be6ba	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08-15-19 XX Disagree - XXX fee is not a finance charge.	08/16/2019: Audit recalculated included fees. CD finance charge $XXX,XXX.XX vs. actual finance charge $XXX,XXX.XX a difference of $X.XX. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301250341	2e3ec464-d01e-433b-b92d-0cea69463cb7	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	08-15-19 XX Disagree - XXX fee is not a finance charge.	08/16/2019: Audit recalculated included fees. CD amount financed $XXX,XXX.XX vs. actual amount financed $XXX,XXX.XX a difference of $0. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301250341	f0ab29cb-1a63-4a64-a41f-775acb000c54	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $X,XXX.XX.		08/15/2019: Audit reviewed Lender response, Lender advised discount points are bona fide after review of loan file documentation of bona fide points and fees were provided. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301228329	97aa0c9c-1da5-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing HELOC Closeout letter.	7/25/19 XX: Please see attached.	07/26/2019: Audit review of the HELOC Closure Letter is deemed acceptable, condition cleared.	Years on Job Borrower has 12 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 74.93%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238282	8bf7e5e2-35a6-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point for Schedule C business was not provided.		07/26/2019: Audit reviewed Lender's rebuttal, Lender advised since business income is not being used a VOB would not be required, verified income not used so a VOB is not required. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.4 months reserves Disposable Income is higher than guideline minimum UW Guides require 0 months disposable income, loan qualified with $5,568.00 disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified at 66.00% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238282	05987498-35a6-e911-bdd2-f4e9d4a75ba2	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	07/30/19: XX Please see attached.	07/30/19: Lender provide HELOC Closure letter, exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.4 months reserves Disposable Income is higher than guideline minimum UW Guides require 0 months disposable income, loan qualified with $5,568.00 disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified at 66.00% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238282	1285216a-38a6-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Missing job gap LOE from from prior employer to current employer. Per appendix Q, a 24 month employment history and Gap letter if exceeds 30 days is required; in order for the loan to be classified as a Qualified Mortgage.		07/26/2019: Audit reviewed the VOB that was present in the file and it confirms the borrowers LOX of employment. There is sufficient evidence to show 2 years employment history. Condition cleared.07/26/2019: Audit reviewed Lender's rebuttal, after reviewed documentation in the file, unable to verify income based on the LOX provided between XXXXXXXXX XXXX and XXXXXXXX XXXX as no income or expenses for the business were listed in the XXXX tax returns. Please provide documentation of the contract for the consulting business. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.4 months reserves Disposable Income is higher than guideline minimum UW Guides require 0 months disposable income, loan qualified with $5,568.00 disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified at 66.00% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238282	3d4440fe-34a6-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Provide credit supplement or documentation to support payoff of Auto Installment loan reflected on credit report.		07/26/2019: Audit reviewed Lender's response, Lender provided the Release of claim and Letter from Car Manufacturer stating the vehicle was being repurchase. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.4 months reserves Disposable Income is higher than guideline minimum UW Guides require 0 months disposable income, loan qualified with $5,568.00 disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified at 66.00% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238282	fbe460b4-35a6-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX Signed returns not provided.	XX 7/30/19: Please see attached signed XXXX personal returns.	07/31/2019: Audit review of XXXX signed and dated tax return deemed acceptable, condition cleared.07/26/2019: Audit reviewed Lenders response, Lender advised that signed XXXX returns were provided, however after reviewing the documentation in the file the XXXX tax return is not signed. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.4 months reserves Disposable Income is higher than guideline minimum UW Guides require 0 months disposable income, loan qualified with $5,568.00 disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified at 66.00% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301231972	640202f7-68a2-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	08/06/2019: XX - Please see the attached Final Sale CD for XXXX XXXXXXXX XXXXXX.	08/07/201: Lender provided Final Settlement statement for departing property. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301231972	0dce1aed-53ba-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/12/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #21 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228873	f9d76dee-be63-49e8-9547-44cbc5375d65	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301229611	1a38032e-405a-43e9-9e03-830938a1d810	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	10 days < 15 days required grace period permitted by the state of XXXXXXXX.	7/29/2019: The XXXXXXXX minimum grace period is 10 days. We give 15 days so are more lenient which is not an issue. Also, as shown on the final CD, the late charge is 5% of the P&I. Please rescind	07/30/2019: Audit reviewed lender’s rebuttal, closing disclosure and note. Per note, 15-day grace period with 5% fee. Loan passes compliance testing. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301229793	d9639bda-5ac3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 8/21/19: Please see attached showing XXXXXX XXXXXXXXXXX XXXX obtained and cleared the VOB.	08/22/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by XXXXXXXXXXX. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.18% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.82%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229973	27b75d27-9ca4-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results	07/18/2019: XX - Please see the attached DU Findings.	07/18/2019: Lender provided AUS. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Years on Job Borrower has 4 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301229973	fef8b236-9ca4-e911-bdd2-f4e9d4a75ba2	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	07/18/2019: XX -Please see the attached XXXXXXXXXXXXXXXXXX	07/23/2019: Audit reviewed Lenders response, Lender provided the full XXXXXXXXXXXXXXX report. Condition cleared.07/18/2019: Audit reviewed Lenders response, however; please provide all pages of the Fraud Report. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.76% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Years on Job Borrower has 4 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234935	ec634c96-03c5-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. Conflicting information on AUS shows as 2nd paid and closed however there is subordination fee on the final CD.	08/27/2019: Please see the attached HELOC Closure Letter.	08/27/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.57%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233458	3569857d-6aa6-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the co-borrower was not provided	07/19/2019: please see attached	07/19/2019: Audit reviewed co-borrower's Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with $14,645.39 in disposable income Years on Job Borrower has 13 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 79.06%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252822	c3e09984-adb7-e911-abc7-f4e9d4a75a52	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration (for wind and hail coverage) for the subject property was not provided.	8/8/19 XX: Please clear and see attached8/7/19 XX: Please rescind. There is no guideline that requires a wind or hail insurance policy. For this particular loan only standard and flood insurance were required. These have already been documented in the file	08/09/2019: Lender provided Wind Insurance. Exception cleared.08/08/2019: Audit reviewed Lenders response, however, final CD reflects Wind and Hail Insurance in section G, Insurance on PG 284 does not reflect Windstorm and monthly amount does not match final CD. Exception remains.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 10.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234979	6a9e2075-2a9f-4554-8fa2-f97f7cc5d68e	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure.	07/22/2019: Please see attachment	07/22/2019: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234979	0efd1430-aca4-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/17/2019: XX - Please see the attached VOB approval.	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by XXXXXXXXXXX. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234966	e645646c-63a9-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Borrowers Schedule C Business. In addition, missing business license for borrowers XXXX business reflected on final 1003 along with name and title of lender's employee who obtained the information.
										XX 8/1/19: Please clear. The ownership percentage of the XXXX business is verified by the XXXX-X on the business returns. The borrower is 100% owner so the CPA would not need to verify this information for us. Also according to guidelines a CPA letter is an acceptable source for a verification of business for a self employed borrower. Business license would not be required. 07/29/19: Please see attached information showing that the XXXXXX XXXXXXXXXXX XXXXX XXXXX obtained and cleared both VOBS. Also see attached CPA letter for XXXXXXXXXXXXXXX showing XXXXX reviewed and cleared this on 6/24/19.
08/02/2019: Audit reviewed Lender's response and has determined the business return verifies borrower is 100% owner.  Condition cleared.07/30/19: Lender provided name and title of employee who obtained the license for the schedule C business, same employee verified the 1120 business, howe08/02/2019: Audit reviewed Lender's response and has determined the business return verifies borrower is 100% owner.  Condition cleared.07/30/19: Lender provided name and title of employee who obtained the license for the schedule C business, same employee verified the XXXX business, however there is no business license and the CPA provided does not verify the ownership of the business, exception remains.ver there is no business license and the CPA provided does not verify the ownership of the business, exception remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234966	ffc9190c-64a9-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Final loan application (1003) is missing Yrs employed in this line of work/profession for borrowers XXXX business; and missing Position/Title/Type of Business and business phone number for Schedule C business.	XX 7/29/19: Please see attached updated 1003 showing information for borrower's schedule C business. The years employed in this line of work/profession would not be required since we have more than a two year employment history documented with the borrower's current employment history.	07/29/2019: Updated guidance received. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234966	443f6291-64a9-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard insurance declaration page in file reflects an effective date of one (1) day after funding date. Date must be on funding date or prior to funding date.	07/24/2019: Please see attachment	07/25/2019: Lender provided Hazard Declaration page with effective date prior to funding. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234966	1ee00b95-d0a8-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 2.8.		07/24/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301258555	900ea11b-f2be-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/19/19 XX Please see the attached VOB. Sorry.8/15/19 XX Please clear this condition based on the attached VOB.	08/20/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by XXXXXXXXXXX. Exception cleared. 08/19/2019: Document provided is a credit report for a different borrower. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 1.06 months reserves, loan qualified with 12.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238150	924f1714-7ee5-4ad0-805b-59e80c5f0f2e	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Sellers Closing Disclosure.		07/24/2019: Audit reviewed Lender response, Lender provided the seller's CD. Condition cleared.7/16/2019 : Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 82.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238150	216169ab-d9a7-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.		07/26/2019: Received executed HELOC agreement. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 82.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238150	551f5ebb-d9a7-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		07/26/2019: Received certified final settlement statement reflecting liens paid and netting sufficient cash to close. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 82.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234325	5daada0e-a3a8-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	: Missing Closing Disclosure. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	7/29 pls see attached X/XX ICD, pls clear	07/30/2019: Lender provided Initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234324	ab2d2da9-5f55-4fc3-8a47-d73349960d44	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XXXXX.XX > $XXXXX.XX, the maximum Points and Fees permitted under QM, by $XXXX.XX.	07/29/2019: Please see attachment	07/29/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Rate Confirmation, QM Breakdown) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 13 years Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.20 months’ reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301234324	a97b50aa-d6a7-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	For self-employed borrowers: Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	08/07/2019: Attached please find name and title of the employee that obtained the VOB07/25/2019: Attached please find VOB sent with loan file. XXXXXXXXXXXXXXX	08/08/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.07/26/2019: Audit reviewed Lenders response, however; please provide name and title of the lender's employee who obtained the Business License. Exception remains.	Years in Primary Residence Borrower has resided in subject for 13 years Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.20 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234324	67c899cc-c5ba-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/12/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 13 years Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.20 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234324	66f19b97-d7a7-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA or AVM report was not provided.	07/16/2019: CDA in trailing docs since X/XX	07/17/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower has resided in subject for 13 years Years in Field Borrower has 10 years in Field Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 6.20 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252619	09d9b31e-abb8-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file. No Cure	08/16/2019: please see attached	08/19/2019: Lender provided Initial LE. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 145.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252619	d094c51f-a8b8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/09/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 145.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250956	5f22690b-14b3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 8/1/19: Please see attached VOB showing XXXXXX XXXXXXXXXXX XXXXXXX obtained and cleared the VOB.	08/02/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.57% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250956	1d9c672f-14b3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	XX 8/1/19: Please rescind. XXXXXXXXXXXXX only requires for one year of tax transcripts. Guidance was updated in XXXXXXX of XXXX. Please rescind.	08/02/2019: Received updated guidance from Client. Only one year Tax transcripts are required unless otherwise stated in AUS findings. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.57% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234926	1360285e-22be-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Initial CD signed and executed by the Borrower.		08/23/2019: Received borrowers initial closing disclosure. Mail box rule timing requirement met. Condition cleared.08/22/2019: Received initial CD signed by non-borrower XXXXXX. This was provided in the original file. Missing evidence borrower received and acknowledged initial CD. Condition remains.	Full Documentation Full assets and income documentaton FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235984	3a840d68-0bb0-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The final 1003 is missing the phone number for the borrowers employer.		07/26/2019: Missing information sourced from other file documents. Loan will be graded a B	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.44% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301235518	be0d181c-64a9-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.		07/18/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 71.19% CLTV. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. Years in Field Borrower has 17 years in Field				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301235518	09c32e0a-87a9-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results. AUS in file run with $XXX,XXX loan amount vs. actual $XXX,XXX loan amount.		07/26/19: Lender provided the revised AUS results with a loan amount of $XXX,XXX.XX. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 71.19% CLTV. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. Years in Field Borrower has 17 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301235518	98c71352-63a9-e911-bdd2-f4e9d4a75ba2	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		07/26/19: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 71.19% CLTV. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. Years in Field Borrower has 17 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235516	92335fa8-27b9-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation
Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  (verify addition documentation required with Lender guidelines) File is missing XXXX 1040 w/ all schedules and XXXX W2's to complete two years documentation of income. Two years of tax returns required in order for the loan to be classified as a Qualified Mortgage.years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  (verify addition documentation required with Lender guidelines) File is missing 2016 1040 w/ all schedules and 2017 W2's to complete two years documentation of income. Two years of tax returns required in order for the loan to be classified as a Qualified Mortgage.
										08/08/2019: XX 8/8/19: Please rescind. For the borrower's W2 income we are only using the borrower's base salary. We would only require the most recent years W2s. For the XXXX personal returns we have this documentation with all schedules located on pages 330-373 for the full returns. See page 416 for the signed portion of the XXXX returns.	08/09/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.64% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.90 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301235515	d2178bcc-54a7-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final CD/Settlement stmt from departing residence on the final application) evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	7/25/19 XX: Please see attached	07/26/2019: Lender provided Final Settlement Statement for departing property. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years in Field Borrower has 20 years in Field Full Documentation The loan is fuill documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301238278	af205dbf-d263-4b46-b6d2-e795469218ab	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $$X,XXX.XX or $XXX.XX/mo for the hazard insurance vs. the actual amount of $X,XXX.XX or $XXX.XX/mo. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation. XX/XX/XXXX: Non-material per SFIG guidance, loan will be graded a B for all agencies.		7/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301252618	0d9e51da-bdba-e911-abc7-f4e9d4a75a52	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	Missing the Condo Questionnaire and building status.
8/21/19 XX: Please see attached. This shows that all condo related conditions and reviews were done by either underwriters or members of our condo project team. All guidelines have been met8/20/19 XX: Please see attached per XX XXX 08/16/2019: Please rescind. The appraiser states that the condo is not under any pending litigation. The master policy is also located on page 352 of the submission package. All limited review guidelines have been met8/13/19 XX: Please rescind As part of XXX's underwriting process, which is acceptable to XXXXXX XXX, the Condo Review team reviews the appraisal and any submitted documents (insurance, litigation letter) to verify the project’s eligibility as Limited Review. Limited Review is acceptable with the following parameters/requirements: • Maximum 90% LTV for primary residence and 75% for Second Home (investment ineligible). • Receipt of HOA master insurance dec page and • Appraiser verifying there is no pending litigation or a letter from the HOA stating the same. A condo questionnaire is not required.

08/22/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Exception cleared.08/21/2019:  Audit reviewed the Lender rebuttal and condo questionnaire and has determined that the Client requires verification that the condo is warrantable according to XXXX. Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals.  An internal screen shot will be acceptable.  Condition remains.08/19/2019: Audit reviewed Lender's response and has determined that the Client requires verification that the condo is warrantable according to XXXX.  Provide confirmation that the condo warrantability was address.  An Appraisal is not valid evidence that the condo is warrantable.  Condition remains.08/16/2019: Audit reviewed the Lender Rebuttal, and has determined that the Client requires verification that the condo is warrantable according to XXXX.  Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals.  An Appraisal is not valid evidence that the condo is warrantable. Condition remains.08/15/2019: Audit reviewed Lender's response and has determined property is eligible for the limited review; however, the documentation for the limited review was not provided and was not found in the loan file.  Condition remains.
												No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOM/credit report verifies 30 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 56.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259687	ffdaeb6f-a1b7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.9.	08/06/2019: CDA	08/07/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259295	2bc27697-deba-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Missing Final Settlement Statement reflecting Net Proceeds from Sale of Departure property		08/15/2019: Received certified, final settlement statement verifying lien paid and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 96 months reserves (subject to verification of net proceeds from sale of departure property) Years Self Employed Borrower has 4.5 years as S/E per State Business License No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259295	ebdb8c2e-deba-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Missing Final Settlement Statement for Sale of Departure property. File has an unsigned, Estimated Settlement Statement dated XX/XX/XXXX reflecting sale of Departure property & payoff the Mortgage with “approximate” Net Proceeds listed.		08/15/2019: Received certified, final settlement statement verifying lien paid and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 96 months reserves (subject to verification of net proceeds from sale of departure property) Years Self Employed Borrower has 4.5 years as S/E per State Business License No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301242205	09a02ef0-664f-4403-a814-99b0e72e8efb	2136		QM/Non-HPML		Compliance		Missing Note	Note is missing from the file.		08/27/2019: Audit reviewed Lender response, Lender provided the missing note. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254159	5c20590a-eab2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 years Tax Transcripts not provided as required by client. Transcripts not provided.	XX 8/1/19: Please rescind. These borrowers are only using W2 wages, no self employment or rental income. Transcripts would not be required according to XXXXXXXXXXXXXXXX guidelines.	08/02/2019: Audit reviewed Lender's response and updated guidance and has determined the AUS does not require Tax Transcripts. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799 Years in Field Borrower has 9 years in Field No Mortgage Lates Credit Report verifies 78 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241768	b46fd776-b9ba-e911-abc7-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	Missing Final AUS results with correct loan amount.	XX 8/14/19: Please see attached AUS with the correct loan amount.	08/15/2019: Lender provided updated AUS results with correct loan amount. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.50 months reserves Years in Field Borrower has 14 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301252617	e67350d7-4fbd-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/14/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250338	07246292-b9ba-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with a paystub within 30 days of application date. The loan file contains a paystub dated more than 30 days but less than 120 days from application. Finding deemed non-material, loan will be graded a B for all agencies. 08/09/2019: Variance to DU feedback/guideline approved for lender by GSE.	XX 8/13/19: Please rescind. XXX has a variance with XXXXXX XXX allowing for paystubs outside of 30 days.	08/15/2019: Audit reviewed Lenders response, however; Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded	Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $4,764.40 in disposable income. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 67.22%. Years in Primary Residence Borrower has resided in subject for 16 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301254327	4ce0e5a4-3db8-e911-abc7-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The Final loan application (1003) is incomplete. Missing current employer business phone number.		08/09/2019: Audit has received updated guidance from Client, and had determined that all critical elements required are completed. All other fields with missing information have been sourced from other file documents. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 704 Years on Job Borrower has 15 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254530	70c417af-3aae-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license ID is missing. Provide re-disclosed CD and letter of explanation.		08/01/2019: Received explanation letter and post consummation CD adding license number. Condition cleared. Loan will be graded a B for all agencies.7/24/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301242067	a350404d-cbb9-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 years Tax Transcripts not provided as required by client	08/13/2019: Please rescind. Only paystub/w2 income is being used to qualify so transcripts would not be required	08/13/2019: Audit re-analyzed AUS (#18), and has determined that tax transcripts are not required if not utilized in AUS findings. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.75%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301246825	5a361b0b-8eb3-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by client	08/01/2019: XX- Transcripts are not required. Please rescind this condition.	08/01/2019: Audit reviewed Lender's response and updated guidance and has determined the AUS does not require tax transcripts. Condition cleared.	Years on Job Borrower has 13.5 years on job FICO is higher than guideline minimum Loan qualified with a 751 FICO Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246825	8a6877e5-8db3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA report. CU risk score 2.6	08/01/2019: CDA	08/01/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 13.5 years on job FICO is higher than guideline minimum Loan qualified with a 751 FICO Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246689	a64fd4a2-3cf6-4d3f-a349-69d10f69398a	2136		QM/Non-HPML		Compliance		Missing Note	Note is missing from the file.	08-22-19 XX Please see attachment	08/23/2019: Received executed note. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246819	0083950e-a9c2-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 30 days prior to note date.		08/23/2019: Received VVOE dated within 30 days of note date. Variance to DU feedback/guideline approved for lender by GSE. Loan will be rated a B for all agencies.	Full Documentation Full documentation loan Years on Job Borrower has 14 years on job FICO is higher than guideline minimum Loan qualified with a 751 Fico				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301246816	4c3cd0fe-c7c5-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date and less than 30 days. The VVOE for each borrower is greater than 10 days and less than 30 days prior to note date.	8/26/19: Please rescind. Verbals are good for 30 days on XXX	08/23/2019: Variance to DU feedback/guideline approved for lender by GSE. Loan will be rated a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301246816	1f3ed94c-b1c5-e911-abc7-f4e9d4a75a52	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A, C, & D on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	8/26/19: Please rescind. Please see page 539-544 showing that the borrower sold XXXXXXXX in XXXXXXXXXXXX as well as XXXXXX XXXXX XXX. Also see page 553 Showing that XXXXXXXXXXXX XXXXX XXX has been dissolved. This documentation would not be required.	08/27/2019: Audit reviewed lender’s rebuttal and original loan file. Evidence of sale of borrower’s interest in business #A & #C provided in original file. Evidence business #B was dissolved provided in the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301246816	214bf9f5-b0c5-e911-abc7-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for business A, C & D on Schedule E part II of the XXXX tax returns.	8/26/19: Please rescind. Please see page 539-544 showing that the borrower sold XXXXXXXX in XXXXXXXXXXXX as well as XXXXXX XXXXX XXX. Also see page 553 Showing that XXXXXXXXXXX XXXX XXX has been dissolved. This documentation would not be required.	08/27/2019: Audit reviewed lender’s rebuttal and original loan file. Evidence of sale of borrower’s interest in business #A & #C provided in original file. Evidence business #B was dissolved provided in the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301246816	efbaef8f-b1c5-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A, C, & D on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	8/26/19: Please rescind. Please see page 539-544 showing that the borrower sold XXXXXXXX in XXXXXXXXXXX as well as XXXXXX XXXXX XXX. Also see page 553 Showing that XXXXXXXXXXX XXXX XXX has been dissolved. This documentation would not be required.	08/27/2019: Audit reviewed lender’s rebuttal and original loan file. Evidence of sale of borrower’s interest in business #A & #C provided in original file. Evidence business #B was dissolved provided in the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301246814	4b1f5b34-a7b7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.0.		08/07/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252384	4ab35bce-21be-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/16/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 202.30 months reserves Years on Job Borrower has 18 years on job No Mortgage Lates No mortage lates				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257542	cd192995-beba-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note and Disbursement date. Please provide evidence of insurance effective at consummation to cure.		08/21/2019: Received insurance certificate dated the same day as the note date. Condition cleared.08/09/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.72% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.50 months reserves Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250357	e641fd51-26be-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for the borrower.		08/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by the XXXXXXXXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 346.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250357	a716caa8-11be-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 3.4		08/14/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 346.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250353	0a09fecd-8e46-443f-992e-4f261c8ce8cb	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing disclosure Contact Information section is incomplete. The Contact St. license ID of the Borrowers Real Estate Broker and Sellers Real Estate Broker are in the incorrect field. Provide re-disclosed CD and LOE to the borrower.		08/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301250452	8672cc56-97bf-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.	8/20/19 XX: Please see attached	08/21/2019: Lender provided hazard insurance declaration for the subject property. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 713. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.25%. Years on Job Borrower has 6.4 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250452	c1a26ffe-96bf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM was not provided. CU score 4.3.		08/16/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 713. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.25%. Years on Job Borrower has 6.4 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250954	00fa8c4d-14c8-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects Reimbursement for Appraisal in Section H versus Section B.		08/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Full Documentation The loan is full documentation				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301250954	74dd9d2a-14c8-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided for the Broker.		08/23/2019: Finding Deemed Non Material and will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Full Documentation The loan is full documentation				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301250954	41913f67-13c8-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.		08/26/2019: Variance to DU feedback/guideline approved for lender by GSE	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774 Full Documentation The loan is full documentation				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301250953	e0e5287a-f7c8-e911-abc7-f4e9d4a75a52	795		QM/Non-HPML		Credit		Failure to obtain Verbal Verification of Employment	Lender provided VVOE within >10 days but < 30 days.		8.27.19: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.68% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.77% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301250985	b9a34587-0abd-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.		08/16/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	Full Documentation Loan is full documentation Reserves are higher than guideline minimum UW Guides require 2 months reserves, borrower qualified with 170.90 months reserves. Years on Job Borrower has 22 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301251121	7ab1db2e-35bd-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for borrower is greater than 10 days prior to note date.		08/12/2019: Variance to DU feedback/guideline approved for lender by GSE.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 54.28%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805. Years on Job Borrower has 12 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301251715	2d071416-94c2-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for the Co-Borrower.	8/20/19 XX: Please see attached	08/21/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by XXXXXXXXXXX. Exception cleared.	FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan qualified with 798 FICO DTI is lower than guideline maximum UW guides require maximum DTI of 43%, loan qualified with DTI OF 37.693 Reserves are higher than guideline minimum UW guides require 0 month reserves, loan verified with 22.42 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301251715	ea90c5c0-92c2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts missing from the loan file. The 4506-T reflects XXXX and XXXX tax returns were to be pulled and the XXXX IRS Tax Transcripts are missing from the loan file. Additional conditions may apply.		08/21/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan qualified with 798 FICO DTI is lower than guideline maximum UW guides require maximum DTI of 43%, loan qualified with DTI OF 37.693 Reserves are higher than guideline minimum UW guides require 0 month reserves, loan verified with 22.42 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301251715	a26cf2d2-91c2-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business of XXXX tax return. Per Appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	8/20/19XX: Please rescind. These are located on page 484 and 490 of the submission package	08/21/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW guides require minimum FICO of 680, loan qualified with 798 FICO DTI is lower than guideline maximum UW guides require maximum DTI of 43%, loan qualified with DTI OF 37.693 Reserves are higher than guideline minimum UW guides require 0 month reserves, loan verified with 22.42 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301251710	7c670c21-36c0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	XX 8/20/19: Please rescind. Please see page 354 showing that the HELOC would be closed when paid in full. This document was also signed by the borrower so this would be sufficient.	08/21/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.89% Years in Primary Residence Borrower has resided in subject 15 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301251851	400fb3ce-5afc-44b2-bc6e-ae96b8d53198	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXXX.XX. The lender credit decreased to $XXXX.XX on the CD XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301252383	227ae09e-9d64-4478-afdd-4b2e9dd4b746	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX an over disclosure of $XXX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	8/26 XX The XXX fee ($XXX) is not a finance charge, please rescind	08/27/2019: Audit reviewed Lender's response and has determined the XXX fee is not a finance charge. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.15% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301252383	83132f6c-f736-4bfe-a5a6-cbd6b44a1b50	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	8/26 XX The XXX fee ($XXX) is not a finance charge, please rescind. Thank you	08/27/2019: Audit reviewed Lender's response and has determined the XXX fee is not a finance charge. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.15% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301252383	c787c9e8-f2c4-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		08/22/2019: Variance to DU feedback/guideline approved for lender by XXX.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.15% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301253961	f9ee3780-1dc8-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Flood Insurance premium in section F of the final Closing Disclosure is missing the # of months and service provider. Provide re-disclosed CD and LOE to the borrower.		08/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 777 Years on Job Borrower has 9.33 years on job. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 24.84%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301253961	eabcdd05-07c8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 5.		08/27/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 777 Years on Job Borrower has 9.33 years on job. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 24.84%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252500	08ada55b-79b7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		08/07/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257808	29e68b13-95bf-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation
Requirements for verifying self-employment:  • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.
										XX 8/16/19: Please see attached showing senior underwriter XXXXXXXX obtained and cleared the VOB.	08/19/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Years in Field Borrower in same field 18 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.26%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257808	3631739f-95bf-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU. Only one year in file.		08/19/2019: Audit reviewed the XXXX Tax Transcript evidence located on page 394, and has determined AUS item #19 was fulfilled. Condition rescinded.	Years in Field Borrower in same field 18 years FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.26%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301256956	61191e12-a3b3-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure.		08/16/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253958	bba410f4-4ce2-45ea-9e8b-10840b2ba3e7	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301254731	ea636a1a-e12d-4947-b236-a9ea01737b63	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	08/20/2019: Please see attachment	08/20/2019: Audit reviewed Seller's CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254731	be273e43-70bf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/19/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254728	ccd780bb-87be-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Co-Borrower is Self Employed. The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided		08/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years in Field Borrower has 8 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254727	ff1d9b26-65c3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/22/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255499	9d49f053-16be-e911-abc7-f4e9d4a75a52	1639		QM/Non-HPML		Credit		Failure to Satisfy Liens	Evidence of the Revenue State Tax lien reflected on the title commitment, Section B, Part I, Item #9b was satisfied. This documentation was not provided.	XX 8/20/19: Please see attached showing that this lien is not associated with our borrower.	08/21/2019: Lender provided updated title removing lien #XX and Judgment Affidavit. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 77.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805 Reserves are higher than guideline minimum Loan qualified with 13.20 months reserves Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301255499	3d13c6f4-90be-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing verification of employment with borrowers prior employer.		08/16/2019: Audit reviewed the Lender Rebuttal, and has determined that the VVOE for previous employment was located on page 77 of the original loan file. Documentation to verify same company was submitted post closing as supporting evidence. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 77.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805 Reserves are higher than guideline minimum Loan qualified with 13.20 months reserves Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257807	c45c5796-2ec0-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'. VOE in file is dated more than 10 days but less than 30 days from the note date. Finding deemed non-material, loan will be graded a B for all agencies. 08/16/2019: Variance to DU feedback/guideline approved for lender by GSE.	8/20/19 XX: Please rescind. XXX has a variance that allows for VVOE's to be dated within 30 days of the note date	08/21/2019: Variance to DU feedback/guideline approved for lender by GSE. Non-material finding, loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.32%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813. Years on Job Borrower has 13.6 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301257896	411c88a4-4dc3-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. VOE in file dated over 10 days but less than 30 days from note date.		08/20/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum Guides maximum DTI of 43%, loan qualified with DTI of 39.42%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 708. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.31%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301256946	16521de6-91bf-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXXX, however there is no copy of this CD in the file.	8/19 XX please see attached X/X CD, please clear	08/20/2019: Lender provided Initial CD. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 59.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.01%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301256946	42edcd8a-91bf-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Verification of Business		08/21/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 59.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.01%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301256946	f9dcde53-75bf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.0.		08/16/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 59.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.01%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259684	50282fc4-31c4-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	08-26-19 XX Please see attachment	08/27/2019: Lender provided seller CD.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257379	bee6dd08-d3bd-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower. VOE in file was dated more than 10 days but less than 30 days from note date. Finding deemed non-material, loan will be graded a B for all agencies. 08/13/2019: Variance to DU feedback/guideline approved for lender by GSE.	8/15/19 XX Please rescind this as we are allowed within 30 days and the condition states the VVOE is within 30 days and rated a B but it is in the report as a 3.	08/13/2019: Variance to DU feedback/guideline approved for lender by GSE. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809. LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 90%. Years on Job Co-Borrower has 15.11 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301258233	19b0a888-cdc5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 5.		08/27/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259293	53e4e4bf-c3c2-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	8/21/19 XX: Please see attached	08/22/2019: Lender provided HELOC closure letter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724 Full Documentation Full Income and Asset documentation.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257663	31a057c9-b8c2-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	File is missing proof of payment for revolving open account required to be paid off per DU Approval.	XX 8/22/19: Please rescind. The finding reads that the amount of reserves required to be verified would be lessened by the amount of cashback the borrower receives. Meaning that if the borrower were not getting enough cashback to cover the amount of reserves required for the open account then we would need to verify funds. In this case the amount of cashback exceeds the required reserves amount.	08/23/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 34.95% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 52.00%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301257661	b322f1ae-efc4-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date and less than 30 days. The VVOE for each borrower is greater than 10 days and less than 30 days prior to note date.		08/22/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.20%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301257661	b0e0c114-4cc4-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by XX. The XXXX transcripts are missing.		08/28/2019: Audit reviewed file and determined Tax Transcripts not required per AUS. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.20%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301257658	df265d5d-2fc0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.	08/28/2019: please see attached	08/28/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 55.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 721 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257806	d73af607-2340-4e04-8b97-3a6ea06b674d	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	08/27/2019: please see attached, pls clear	08/27/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.08/26/2019: Received disclosure tracking history verifying initial closing disclosure was provided and acknowledged X/X. However, copy of actual closing disclosure not provided. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.76% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301257806	8c2f293c-65c0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file		08/26/2019: Received executed HELCO closure letter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.76% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301258542	fd0ff8ac-d1c2-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrowers business reflected on XXXX Schedule E, Business A. In addition, missing all verification of business reflected on XXXX Schedule C, which is required for the loan to meet criteria for Qualified Mortgage.
										XX 8/21/19: Please see attached showing that senior underwriter XXXX obtained and cleared the VOB. Also we would not be required to verify the schedule C business as we are not using any income from this business.	08/22/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301258542	6acf7b3f-d2c2-e911-abc7-f4e9d4a75a52	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease agreement for primary residence retained as a rental located on Final Loan Application. When converting primary residence to a rental, a copy of the lease (minimum 1 year duration) must be provided along with evidence of security deposit, which is required for the loan to meet criteria for Qualified Mortgage.	XX 8/21/19: Please rescind as we are not using any rental income for any property. This would not be required in this case.	08/22/2019: Audit reviewed Lender's response and has determined rental income was not used in calculation; therefore, lease agreement and security deposit would not be required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301258542	13a65a03-d3c2-e911-abc7-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #X on final application reflects a deposit of $XXX,XXX. There is no evidence in the file documenting the source of the deposit. Additional findings may apply.	XX 8/21/19: Please rescind. Please see pages 80-81 showing that the large deposit came from the borrower's HELOC along with a letter from the bank documenting the new payment.	08/22/2019: Audit reviewed Lender's response and has determined source of large deposit was in the loan file. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301258542	15739cc9-d2c2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Personal Tax Transcripts for XXXX and business Tax Transcripts for Business A reflected on XXXX Schedule E of personal returns not provided, which is required for the loan to meet criteria for Qualified Mortgage	08/22/2019: Please rescind. We would only be required to provide the most recent years transcripts on XXXXXXXXXX. This was updated in XXXXXXX of XXXX As for the business transcripts we would not be required to provide this according to Appendix Q.	08/22/2019: Audit reviewed the XXXX Tax Transcript evidence located on page 169, and has determined AUS item #14 was fulfilled. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259289	ba550fed-d5c5-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date.		08/23/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 222.40 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259289	b40b2e31-d6c5-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date.	08-26-19 XX The borrower is allowed to have coverage beginning with the Disbursement Date of XX-XX-XX. Please clear condition	08/23/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 222.40 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259669	960951c6-b5c5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date.		08/23/2019: Variance to XX feedback/guideline approved for lender by XXX. This finding is deemed non-material and graded B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.46%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 137.90 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259669	d90d6c42-b6c5-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date.		08/23/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.46%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 137.90 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259669	c460e704-c5c5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.		08/28/2019: Audit reviewed file and determined Tax Transcripts not required per AUS. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.46%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 137.90 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301253103	800706bd-94ad-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	08/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	08/05/2019: Lender provided Fraud Report and note "We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience". Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 95%, loan qualified with CLTV of 48.51% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.90 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253103	e6e563cb-e9ae-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report bot provided		07/25/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 95%, loan qualified with CLTV of 48.51% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.90 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254306	5dddee36-d6be-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.80% Years Self Employed Borrower has 10 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum Loan qualified with 10.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254306	b1da7f2e-d6be-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	The XXXX Tax Transcript for the Borrower’s not provided to fulfill the 2 year requirement as required by client.		08/16/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #21 was validated by said documentation submitted. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.80% Years Self Employed Borrower has 10 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 Reserves are higher than guideline minimum Loan qualified with 10.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300887689	95a38841-fcbf-e811-bdb4-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300887689	c25c9fc0-cabd-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file		09/25/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300911659	f1035899-04df-46ae-adbd-2305e800166b	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 49.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 No Mortgage Lates Credit report verifies 61 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300911659	f0879614-1ed9-e811-bdb4-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The Hazard Insurance declaration provided has an effective date after the funding date of the loan.	11/05/2018: please see attached10/31/2018: please see attached	11/05/2018: Audit reviewed complete copy of the HOI, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 10/31/2018: Audit reviewed Hazard Insurance declaration page, and has determined that documentation submitted reflects policy period from XX/XX/XXXX (consummation date) and is deemed acceptable. HOWEVER, missing pages 2 and 4 of the policy. Provide said pages for a complete copy of the declarations page. Condition remains.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 49.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 No Mortgage Lates Credit report verifies 61 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300911659	244580b5-1fd9-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral Underwriter Risk Score is 2.8.		10/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 49.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 No Mortgage Lates Credit report verifies 61 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301080285	7e7bd5e3-c797-46b8-891b-3257b7c4b6dd	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure was paid to the lender and not the actual service provider. Provide corrected CD and LOE to the borrower.	05/21/2019: Please see attachments	05/21/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.05/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.31% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 69.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301080285	3e677485-1d7a-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Lender's guidelines require 6 months on current job with two-year prior history for borrower returning to workforce. Missing 2-year documented history and a gap letter if applicable.	08/05/2019:Borrower on current job 6months- Attached please find borrower LOX regarding XXXXXXXXXXXXXXXX prior to returning to work. Please clear.	08/06/2019: Audit review of the Borrower's LOX regarding gap in employment deemed acceptable, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 71.31% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 69.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219399	142a7859-bf9c-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner’s Insurance Premium on the Closing Disclosure dated XX/XX/XXXX is disclosed in Section H. Homeowner’s Insurance Premium should be disclosed in Section F or G. Provide a letter of explanation and re-disclosure of the correct information.	08-15-19 XX Please see attachment	08/16/2019: Lender provided PCCD, LOE and proof of delivery. Non-material finding, loan will be graded a B for all agencies.07/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219399	2d38fdc9-bf9c-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report Fee in section B of the Closing Disclosure dated XX/XX/XXXX is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.	08-15-19 XX Please see attachment	08/16/2019: Lender provided PCCD, LOE and proof of delivery. Non-material finding, loan will be graded a B for all agencies.07/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219399	e9f3e6c5-56ff-49a4-b708-e078ff070f1e	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 0.0236% maximum late fee permitted by the State of XXXXXXXXXX with a loan payment of $X,XXX.XX. The maximum late fee permitted in XXXXXXXX is $XXX - resulting in a 0.0236% maximum late charge threshold for this loan.	08-15-19 XX Please see attachment	08/16/2019: Lender provided LOE and proof of delivery to the borrower. Condition downgraded. Non-material finding, loan will be graded a B.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301219399	45414001-6dbd-4a65-a497-858132fa1eea	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/23/2019: Please see attached	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.07/23/2019: Audit reviewed attachment. Lender provided attestation stating the Originator XXXX XXXXX, Inc has no affiliated business associated with this loan. Condition Cleared.07/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301158494	466ee7d5-14da-4eec-a63f-344b899ba884	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file.	8/7/19 XX This is a payoff of a construction loan so a RTC would not be required.08/01/2019: please see attached to clear condition	08/08/2019: Audit reviewed Lenders response. Exception rescinded.08/01/2019: Lender provided proof of payoff for the 1st mortgage. Lender did not provide the Right To Cancel form, condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.55% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 401.10 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301158494	72d0fbd1-e99c-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Invalid Appraisal- Lender guidelines require “all appraisals must be ordered through an UWM Approved XXX”/ The appraisal in file reflects "No XXX".	07/08/2019: Please rescind. Only broker loans (loans with XXX that begin with 121) require appraisals to be with one of XXX's 3 approved XXXX. On correspondent loans (loans with XXX that begin with 151), the brokers have an option to use one of XXX's approved XXXX, a different XXX, or no XXX. This loan begins with 151 and is a Correspondent loan, and is therefore eligble to not use an XXX. XXXXXXXXXXXXXXX guidelines do not require otherwise. The appraisal meets XXX's appraisal standards/requirements, as well as guideline requirements.	07/08/2019: Audit concurs with the Lender Rebuttal, condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.55% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 401.10 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180056	e21da284-f4db-474c-911a-c3f71e5fbff3	3278		QM/Non-HPML		Compliance		Funding occurred before RTC Expiration Date	The file did not contain a HUD/CD Disbursement date to Right of Rescission adherence.	07/19/2019: please see attached 06/26/2019: please see attached final statement that shows the disbursement date of X/XX	07/25/2019: Lender provided explanation letter and post consummation CD correcting disbursement date and prepaid interest. Condition cleared. 07/22/2019: Received certified settlement statement. Please provide post consummation closing disclosure matching settlement statement and explanation letter to borrower. Condition remains. 06/27/2019: Audit reviewed Lenders response, however; Final ALTA Settlement Statement provided is not signed or stamped True and Certified. Exception remains.	FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 703 DTI is lower than guideline maximum UW guidelines max DTI is 43% loan qualifies with DTI of 40.83% No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months , loan qualifies with 0x30 lates within the most recent 19 months.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301180056	eb7ed2ac-5a93-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/05/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 703 DTI is lower than guideline maximum UW guidelines max DTI is 43% loan qualifies with DTI of 40.83% No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months , loan qualifies with 0x30 lates within the most recent 19 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180056	f409c56c-4f94-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final loan application is incomplete. The business phone number is missing.	7/9/19 XX: Please rescind and this condition has been rescinded on all other loans with the investor. Since a VVOE is not completed for a self-employment business, a phone number is not required. All required information needed for the business on the 1003 is provided and there is no reason to obtain the business phone number7/1/19 XX: Please see the attached 1003 with the phone number for the primary job. A business phone for the self-employment job is not a requirement on the 1003. The phone number for the business is not needed as a VVOE is not being obtained.	07/17/2019: Audit consulted with the Client, and has determined that it is acceptable to use alternative documentation to support the missing information on the final 1003. Sufficient evidence was located within the loan file to verify missing phone number. Loan will be rated a B. 07/11/2019: Audit escalated to Management, awaiting further direction/confirmation from Client on the issue. Condition remains. 07/05/2019: Escalated to management for further review	FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 703 DTI is lower than guideline maximum UW guidelines max DTI is 43% loan qualifies with DTI of 40.83% No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months , loan qualifies with 0x30 lates within the most recent 19 months.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180056	58c69984-6493-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C #2 reflected on XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
8/9/19 XX: Please rescind. All business documents only show XXXXX XXXXX, the borrower's XXXX who is not on the loan. The business belongs to the XXXX and the borrower also acknowledged this in an LOX. Further documentation is not required due to the  XXXX not being on the loan7/30/19 XX: Please see attached. The LOX from the borrower already provided states the the business is owned by his XXXX. The XXXX is not on the loan so additional documentation is not needed. The VOB for the business also verifies that the XXXX owns Schedule C #2, XXXX X XXXXX XX LLC.7/9/19 XX: Please rescind. This business was further questioned and then addressed by the borrower. They attested that they do not have any ownership interest in the business and that the business belongs to the XXXX. Therefore additional documentation is not needed, due to the borrower stating that they are not affiliated with the business.7/1/19 XX: Please rescind as the business is not owned by the borrower - it is owned by his XXXX who is not on the loan. The borrower provided an LOX verifying that he has no affiliation (page 189 of the original submission). A P&L and Balance Sheet are not required due to not owning the business.

08/12/2019:  Received documentation from Secretary of State verifying as of XXXXX XXXX XXXXXXXXX is registered agent and CEO.  Also received filing dated XXX XXXX that reflects XXXXXX as CEO and borrower XXXXXXXXXXX.  LOE provided in original file states business belongs to XXXXXX.  Condition cleared.  07/30/2019: Audit reviewed Lender's response; however, Schedule C included with XXXX tax returns reflects borrower as the XXXXXXXXXXXXX for business B, XXXX-XX XXXXX XXXXXX. Condition remains.07/11/2019: Audit reviewed Lenders response, however; Schedule C #2 on XXXX tax returns is in the borrowers name. Exception remains.07/05/2019:  Audit reviewed lender's rebuttal and disagrees.  Schedule C in question provided on page 215.  This business is in the borrower's name.  Condition remains.
												FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 703 DTI is lower than guideline maximum UW guidelines max DTI is 43% loan qualifies with DTI of 40.83% No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months , loan qualifies with 0x30 lates within the most recent 19 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180056	aaec35b4-fdbd-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax transcripts not provided as reflected on DU.		08/15/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #26 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 703 DTI is lower than guideline maximum UW guidelines max DTI is 43% loan qualifies with DTI of 40.83% No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months , loan qualifies with 0x30 lates within the most recent 19 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180056	8c42d5dc-6493-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing current XXXX YTD P&L for Schedule C #2 reflected on XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
8/9/19 XX: Please rescind. All business documents only show XXXXX XXXXX, the borrower's XXXX who is not on the loan. The business belongs to the XXXX and the borrower also acknowledged this in an LOX. Further documentation is not required due to the XXXX not being on the loan7/30/19 XX: Please see attached. The LOX from the borrower already provided states the the business is owned by his XXXX. The XXXX is not on the loan so additional documentation is not needed. The VOB for the business also verifies that the XXXX owns Schedule C #2, XXXX X XXXXX XX LLC.7/9/19 XX: Please rescind. This business was further questioned and then addressed by the borrower. They attested that they do not have any ownership interest in the business and that the business belongs to the XXXX. Therefore additional documentation is not needed, due to the borrower stating that they are not affiliated with the business7/1/19 CCC Please rescind as the business is not owned by the borrower - it is owned by his XXXX who is not on the loan. The borrower provided an LOX verifying that he has no affiliation (page 189 of the original submission). A P&L and Balance Sheet are not required due to not owning the business.

08/12/2019:  Received documentation from Secretary of State verifying as of XXXXX XXXX XXXXXX is registered agent and CEO.  Also received filing dated XXX XXX that reflects XXXXXX as CEO and borrower as manager.  LOE provided in original file states business belongs to XXXXXX.  Condition cleared.  07/30/2019: Audit reviewed Lender's response; however, Schedule C included with XXXX tax returns reflects borrower as the proprietor for business B, XXXX-XX XXXXX XXXXXX. Condition remains.07/11/2019: Audit reviewed Lenders response, however; Schedule C #2 on XXXX tax returns is in the borrowers name. Exception remains.07/05/2019:  Audit reviewed lender's rebuttal and disagrees.  Schedule C in question provided on page 215.  This business is in the borrower's name.  Condition remains.
												FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 703 DTI is lower than guideline maximum UW guidelines max DTI is 43% loan qualifies with DTI of 40.83% No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months , loan qualifies with 0x30 lates within the most recent 19 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301242245	efd283d3-560d-4f63-928e-6b752e44d78b	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/14/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.08/09/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.19% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 80.50 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301216470	ce67b5cf-301e-4544-9c57-58293ef2de56	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/10/2019: Please see attachment	07/15/2019: Lender provided Loan specific attestation. Exception cleared.07/08/2019: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.51%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741. Years on Job Coborrower has 11.33 years on job.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301216470	a87af3d7-a3a1-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.	07/10/2019: XX- Please see the attached VVOE for the borrower dated X/XX/XXXX. This is a NWHB loan, therefore guidelines require us to verify no gaps in employment greater than 30 days. The VVOE was sent with the initial loan delivery docs. Please rescind this condition.	07/15/2019: Audit reviewed Lenders response. Exception rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.51%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741. Years on Job Coborrower has 11.33 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301253957	96afddad-1fc0-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	Predatory Lending Database Program. Certificate of Compliance or Exemption is required and was not provided in the loan file.		08/22/2019: Received XXXXXXXXXXXXX Anti-predatory Lending Database Program certificate of compliance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253957	03c2c93b-770a-4bff-9ec8-91f6eda20097	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide corrected CD and letter of explanation to the Borrower.	8/21/2019: please rescind the final CD dated X/X includes the license number	08/22/2019: Audit reviewed lender's rebuttal and original loan file. Final closing disclosure, page 679, contains license number. Condition rescinded.08/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301253957	fef059f2-9abf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.9.		08/16/2019: A CDA report reflecting a value $X,XXX,XXX which is a X.X% variance was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301236704	c02c4a3d-6f09-422b-bf0d-b4099e81f7d0	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX a month vs. the calculated value of $X,XXX a month. The lender include an HOA of $XXX vs. the actual amount of $X.XX. Not in escrow No Cure.		07/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30 months reserves. Years Self Employed Borrower has 13 years Self Employed.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301236704	81fc0a21-3cae-4d91-be9b-48066c530ee8	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	7/29 pls see attached attestation letter,which was included in original upload, pls rescind	07/30/2019: Audit reviewed Lenders response. Exception rescinded.07/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30 months reserves. Years Self Employed Borrower has 13 years Self Employed.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301236704	9f2ef01f-c7ac-e911-abc7-f4e9d4a75a52	1621		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance	The Hazard Insurance provided in the loan file reflect an effect date after the funding date.	07/29/2019: the funding date on the final cd shows X/XX and the effective date on the property insurance policy is X/XX please rescind the condition	07/30/2019: Lender provided same PCCD with funding date updated. Exception remains downgraded.07/22/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30 months reserves. Years Self Employed Borrower has 13 years Self Employed.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301236704	514452fe-bfac-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.2.		07/24/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30 months reserves. Years Self Employed Borrower has 13 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204391	a6475771-2488-44aa-95ac-5c8fa1252d78	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		06/17/2019: Received attestation no affiliates. Condition cleared.06/11/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 7718				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301204391	e40d64cc-fdfc-46c2-8361-6f258d05fba5	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing evidence of receipt of Home Loan Toolkit.		06/19/2019: Audit reviewed Lender response, Lender advised that the Home Loan Toolkit was sent within 3 days of application, reviewed documentation and document was provided within 3 days. Condition cleared.06/18/2019: Received evidence the borrowers received the Special Information Booklet/Home Loan Toolkit. However, it is not dated within 3 days of application date. Condition remains non-material, loan will be graded a B for all agencies.06/11/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 7718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204391	b6c08fc3-3f8c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/2/19 XX: Please rescind and see attached	08/05/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 7718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204391	d0f5542f-6289-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	8/2/19 XX: Please rescind. The balance sheet is located on the same page as the profit and loss statement provided in the submission package	08/05/2019: Audit re-analyzed the loan file, and has determined that said document was located on page 527 within the original loan file. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 7718				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204391	3c6280dc-ecba-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/14/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 7718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204391	ebdd6ba5-6289-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		06/13/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 33.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 7718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192677	f6442cb5-12a3-45ba-bae0-21cbf9167f7a	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	Added condition after receiving Tax calculation: The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/09/2019 XX Please see attachment.	08/12/2019: Lender provided PCCD and LOE. Condition down graded. Non-material finding per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301192677	077d068a-022e-48fc-8096-2701b76ea0d6	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	Added condition after receiving Tax calculation: The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX, the calculated payment amount is Years 1 - 30 $X,XXX.XX.The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/09/2019 XX Please see attachment.	08/12/2019: Lender provided PCCD and LOE. Condition down graded. Non-material finding per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301192677	baffeed7-6b9c-44ea-a096-abbf69768cd6	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added condition after receiving Tax calculation: The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/09/2019 XX Please see attachment	08/12/2019: Lender provided PCCD and LOE. Condition down graded. Non-material finding per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301192677	a5232e47-b18e-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	06/18/2019: Please see attachment	06/19/2019: Lender provided Loan specific Attestation. Exception cleared.06/14/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301192677	7ba3e9e0-c68f-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX is reflected on final Closing Disclosure , however the tax amount does not correspond with the monthly tax amount of $XX.XX on the appraisal report or $XXX.XX on preliminary title report. Provide evidence of tax calculation. Additional conditions may apply.	6/21/19 XX: Please rescind as the property taxes were calculated correctly using the amounts from the title commitment: Items #1b and #1c - general and supplemental taxes. Taxes were correct on the final AUS. (Underwriter's calculation was off by $X.XX - corrected this and attached an updated AUS). Property taxes are $XXX.XX/month.	06/25/2019: Lender provided Tax Calculation. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193886	2e53289d-b50f-4e1d-899c-de33b8af3340	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	8/8 RF Disagree - the XXX fee is not a finance charge Please rescind	08/09/2019: Audit has determined the Amount Financed is within tolerance. Condition rescinded.08/09/2019: Audit reviewed Lenders response, however; XXX fee is an APR fee. Fees included in test are $X,XXX.XX - Tax Service Fee $XX.XX, Title - Settlement Agent Fee $XXX.XX, Underwriting Fee $X,XXX.XX, Title – Closing Protection Letter $XX.XX, Flood Cert Life of Loan $X.XX Third Party Processing Fee $XXX.XX, Appraisal Management Company Fee $XXX.XX, Prepaid Interest / Odd Days Interest - Prepaids $XXX.XX. Exception remains.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301193886	8f1bd3d7-4743-4ab8-8d50-75ecc02ad022	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	8/8 XX Disagree - the XXX fee is not a finance charge Please rescind	08/09/2019: Audit has determined the Finance Charge is within tolerance. Condition rescinded.08/09/2019: Audit reviewed Lenders response, however; XXX fee is an APR fee. Fees included in test are $X,XXX.XX - Tax Service Fee $XX.XX, Title - Settlement Agent Fee $XXX.XX, Underwriting Fee $X,XXX.XX, Title – Closing Protection Letter $XX.XX, Flood Cert Life of Loan $X.XX, Third Party Processing Fee $XXX.XX, Appraisal Management Company Fee $XXX.XX, Prepaid Interest / Odd Days Interest - Prepaids $XXX.XX Exception remains.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197088	a8083d01-76be-4a8f-ba8e-24dea7e8cc54	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final and post Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/18/2019: , Per the XXXXXXXXXX OIC title insurance agencies have the ability to obtain a license but they are not required to obtain a license to conduct title insurance business, Pls rescind	07/18/2019: Audit reviewed Lenders response, however; The state ID for the Settlement Agent is required. Exception remains downgraded. Note: If PCCD is received finding will still be graded a B.6.26.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.01%. Years in Field Borrower has 8 year, Co-borrower has 9 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1 month reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197088	4af4bf4c-df68-4e45-a2f8-95b5a3f263b7	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/05/2019: Received attestation no affiliates. Condition cleared.6.26.19: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.01%. Years in Field Borrower has 8 year, Co-borrower has 9 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1 month reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301197088	cdea0108-bc7f-4605-be6b-0c9494845e22	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower). No Cure		07/05/2019: Escalated to management for further review6.26.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.01%. Years in Field Borrower has 8 year, Co-borrower has 9 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1 month reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197088	148c9b54-0f98-e911-bdd2-f4e9d4a75ba2	852		QM/Non-HPML		Credit		Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	7/11/19 XX: Please rescind as the documentation was already provided, as is also attached.6/28/19 XX: Please rescind as the documentation was provided with the original submission, on page 406.	07/19/2019: Per management review, document provided on page 406 is satisfactory. Condition rescinded.07/02/2019: Escalated to management for further review	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 34.01%. Years in Field Borrower has 8 year, Co-borrower has 9 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1 month reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301200664	7c83f6e8-e19c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/09/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241340	e186ae03-3ed3-4c27-9a5e-9d9bc14bf785	3212		QM/Non-HPML		Compliance		Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, and under-disclosure of $XXX.XX. Provided corrected CD, LOE and proof of delivery to the borrow, re-open rescission if applicable.	08/22/2019: Please see attached	08/22/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.10% Years on Job Borrower has 12.75 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241340	2f7edd35-9cba-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	8/13/19 XX: Please rescind and see attached	08/15/2019: Audit reviewed the Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.10% Years on Job Borrower has 12.75 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203521	42d82683-f5b2-e911-abc7-f4e9d4a75a52	1616		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	A final completed application for the subject transaction was not provided. Employer's address and business phone number not completed for Co-Borrower #3.	8/1/19: Please see attached 1003 showing the borrower's employer information.	08/01/2019: Audit reviewed the Lender response reflecting CB #3 Employer information, however the Final Application is still incomplete due to CB #3's previous Employer information is incomplete. Missing information sourced from other file documents. Loan will be graded a B. 07/31/2019: Missing information sourced from other file documents. Loan will be graded a B	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 79 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301203521	2faa1937-f5b2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 year's Tax Transcripts not provided as required by client.	XX 8/1/19: Please rescind. We are not using any income that would require transcripts. Just W2 wages, pension and social security income. No self employment or rental income.	08/02/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 79 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203521	b1313e4d-ffb2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/31/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 79 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301213520	67a2e20e-d899-e911-bdd2-f4e9d4a75ba2	86		QM/Non-HPML		Credit		Limited Employment History for Borrower/Co-Borrower	Documentation in file indicates a limited employment history for borrower and co-borrower which does not meet lender's guidelines. The co-borrower has a gap in employment history of more than 30 days between the current and previous employment. XX required a letter for explanation.	8/2/19 XX: Please rescind. Per the work number VOE on file, the co-borrower has been employed at XXXXXXXXXXXXXXX ( XXXXXXXXXXXXXXXX) since XXXXXXXX XXXX and is currently an active employee. Since the corrower has been here since XXXX there are no gaps in employment and an LOX would not be required	08/06/2019: Audit reviewed Lenders response. 1003 and work number verifies co-borrower is currently active with prior employer (No Gap). Exception cleared.08/05/2019: Audit reviewed the Lender's response and determined the Co-Borrower started her current position on 02/19/2019 per the Verbal VOE in file. The work number verified Co-Borrower's employment as current with previous Employer XXXXXXXXXXX (XXXXXXXXXXXXXXX). A correct VOE for previous Employer showing end date is required to determine if Co-Borrower's employment history had a gap of more than 30 days. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 55.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 33.74%, loan qualified with DTI of 33.74% FICO is higher than guideline minimum UW Guides require FICO of 790, loan qualified with FICO of 790				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301241339	03538f2c-2da4-4884-8611-a98ec5833000	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Not in escrow. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301207192	c76cc3da-473c-4445-b566-15d6f1392a9e	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	XX 8/14 – Please see attached	08/15/2019: Lender provided loan specific attestation. Exception cleared.8/12/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301207192	3d9b1f05-f906-43f3-a23d-cb5dc63c4a23	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet/home loan tool kit.		09/05/2019: Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.8/12/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227526	8ed6298f-5259-47c1-befd-8f6958e3bd0b	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	7/22/2019: Please see attachment	07/23/2019: Received post consummation CD dated X/XX which reflects sufficient tolerance cure. Condition cleared. Loan will be rated a B for all agencies. 07/05/2019: Audit reviewed documents provided. CD amount financed $XXX,XXX.XX vs. actual amount financed $XXX,XXX.XX a difference of $XX.XX. Included fees: settlement $XXX, post-closing $XX, tax service $XX, CPL $XX, flood cert $XX, tax return verification $XX + prepaid interest $XXXX.XX = $X,XXX.XX. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.74%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227526	eb03351f-67d0-4e85-b851-185697bc464d	3211		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	7/22/2019: Please see attachment	07/23/2019: Received post consummation CD dated X/XX which reflects sufficient tolerance cure. Condition cleared. Loan will be rated a B for all agencies. 07/05/2019: Audit reviewed documents provided. CD finance charge $XXX,XXX.XX vs. actual finance charge $XXX,XXX.XX a difference of $XX.XX. Included fees: settlement $XXX, post-closing $XX, tax service $XX, CPL $XX, flood cert $XX, tax return verification $XX + prepaid interest $XXXX.XX = $X,XXX.XX. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.74%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%.				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301227526	a4c93da1-b0f1-45f2-b48a-63568ac53e3c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/11/2019: Please see attachment	07/11/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.06/28/2019 Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.74%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301227526	82f1607d-528a-4908-b8e4-bad34037058e	3285		QM/Non-HPML		Compliance		Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX.XX with no resulting COC for subsequent disclosures. The final CD eflects taxes in Section E of resulting in a variance of XX.XX. 1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	7/22/2019: Please see attachment	07/23/2019: Received post consummation CD dated X/XX. Air bill, explanation letter and copy of check previously provided. Condition cleared. Loan will be rated a B for all agencies.07/05/2019: Received explanation letter, air bill and copy of check for $X.XX. All documents dated X/XX. Post consummation CD provided is dated X/X. Please provide revised CD dated to match other documents. Condition remains.07/01/2019 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.74%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227526	1c2b99e9-9c9b-e911-bdd2-f4e9d4a75ba2	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Borrowers were charged a fee for tax transcripts in Section B of Final CD. Transcripts were missing from file.	7/22 XX: Please see attached. The fee was charged in error and transcripts were not actually ordered or received (transcripts are not needed for this loan). Attached is the CD, refund check mailed to the borrower, and LOX,.7/3/19 XX: Please rescind as transcripts are not needed on this loan, nor were they received. Only using W2 income to qualify and no rental income. Tax returns are not required and transcripts are only needed if using income from the tax returns.	07/23/2019: Lender provided air bill, explanation letter, copy of check for $XX and post consummation 07/05/2019: Lender provided explanation, transcripts not required or received. Please provide explanation letter, copy of refund check, evidence of delivery and post consummation CD. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.74%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227526	d05a4380-9b9b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 5.0		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.74%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233606	d68b0fcb-dd2b-4b65-8a92-209b0ea96c37	1679		QM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.	07/23/2019: Please see attached	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.07/11/2019-This finding is deemed non material and will be graded B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301225054	c5ed74e0-afb7-e911-abc7-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final loan application (1003) is incomplete. Missing current employment phone number for both borrowers.	8/6/19 XX Please rescind this as an auto worker they probably don't have access to a work phone.	08/09/2019: Audit has received updated guidance from Client, and had determined that all critical elements required are completed. All other fields with missing information have been sourced from other file documents. Condition cleared. 08/08/2019: Missing information sourced from other file documents. Loan will be graded a B.08/07/2019: Audit reviewed Lenders response, however; employer phone numbers for borrower and co-borrower is required. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years on Job Borrower has 21 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225054	70a7fa29-b3b7-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Appraisal to be corrected to reflect SFR Detached. Appraiser to clarify why appraisal was marked PUD and HOA since no PUD Rider in file and Title does not reflect property as a PUD.	8/6/19 XX Please rescind this. The first page does not have it marked as a PUD> It is immaterial.	08/07/2019: Audit reviewed lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years on Job Borrower has 21 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301225054	2a6badba-afb7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/07/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.46% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years on Job Borrower has 21 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225272	ae03c034-c8df-4576-abcc-d504898a90f5	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/26/2019: the NMLS ID was provided for the Settlement agent; Contact NMLS ID is not needed for Settlement agents, please rescind the condition. thank you	07/26/2019: Audit reviewed the Lender Rebuttal, and has determined that the Settlement Agent's state license number is not required. Condition rescinded. 07/18/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227521	afdc823a-e2c3-4f99-9d64-90fbb4e29892	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance as $X,XXX.XX month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	8/14/19 XX Please rescind this. The $XXX.XX includes the HOI and the HOA.	08/15/2019: Audit reviewed Lenders response. Exception rescinded.8/5/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227521	6b20fcad-9db7-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS license ID of the Settlement Agent ) is missing.	8/20/2019: In the state of XXXXXXXX, they are not required nor are they issued NMLS number. Please rescind condition.	08/28/2019: Received closing disclosure, signed the notary date, reflecting license number. Condition cleared.08/21/2019: Audit reviewed Lender response, however after review the Settlement Agent/title company is missing the IL License ID for the Settlement Agent/title agent. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227521	69a561e3-e746-40d5-91bf-e08fc37e168f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		08/13/2019: Received attestation no affiliates. Condition cleared.5/8/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301227521	25cd170e-9eb7-e911-abc7-f4e9d4a75a52	2814		QM/Non-HPML		Compliance		Missing Documentation	Missing XXXXXXXX anti-predatory lending disclosure.		08/13/2019: Received XXXXXXXX anti-predatory lending certificate of compliance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301242239	4c933c4f-9ba9-4255-b8e9-68e8c8a78ef5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/23/2019: Received attestation no affiliates. Condition cleared.07/18/2019: This finding is deemed non-material and Rated as B	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 36.88% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 731				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301242239	af682716-bca9-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.”	8/1/19 Please see attached VOB bullet point.	08/02/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 36.88% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 731				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301242239	4fa47c6d-e6b7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcript dated XX/XX/XXXX per DU.		08/07/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #XX was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 36.88% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 731				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301242239	368a9d6b-bca9-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 4.0		07/23/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 36.88% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 731				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257426	32603840-b3b8-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		08/06/2019:Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 725.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301257426	f1d55156-585f-4ef5-9446-a9f76db879f5	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title – 1099-S Processing Fee and Title – Document Preparation Fee in section B of the final Closing Disclosure are missing the name of the service providers. Provide corrected CD and letter of explanation to the Borrower.		08/06/2019: Post closing CD dated X/XX/XXXX added payees for Title – 1099-S Processing Fee and Title – Document Preparation Fee. Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 725.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301257426	99eb5004-cb0b-49df-aea8-0cf9f01580b9	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/16/2019: Received attestation no affiliates. Condition cleared.08/06/2019: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 725.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301257426	0a5bd5ed-b1b8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.	8/9/19 XX: Please rescind and see attached	08/12/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 725.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257426	4cb1149b-acb8-e911-abc7-f4e9d4a75a52	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.		08/14/2019: Audit reviewed Lender response, Lender provided the 2nd lien note. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifies with FICO of 725.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235507	edd0d933-d2bc-4bc7-8427-f0ac8ca5e2b5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure	08/08/2019: please see attached	08/09/2019: Lender provided attestation. Condition cleared.7/22/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301235507	cc16e9ca-b9ac-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial closing disclosure	08/12/2019: please see attached	08/12/2019: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235507	4a237b1b-baac-e911-abc7-f4e9d4a75a52	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	Missing corresponding disclosure for change of circumstance dated X/XX/XXXX for the increase in the appraisal report fee.	08/19/2019: please see attached revised CD with refund XX/XX/XXXX: Please rescind condition, X/XX is the lock date, attached is the confirmation that was included in the loan package.
08/20/2019: Lender provided PCCD, LOX, copy of refund check and proof of delivery.  Condition downgraded.  Non-material finding, loan will be graded a B for all agencies.08/09/2019: The appraisal fee increased from $XXX on the initial LE to $XXX on the final CD due to appraisal value increase as reflected on the COC form dated XX/XX/XXXX.  Provide re-disclosed LE dated within 3 days of the change reflecting the increase in the fee. Further, an increased appraisal value is not a valid change of circumstance to increase appraisal fee.  Provide revised LE and valid change of circumstance for increased appraisal fee. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301235991	2e81f6f9-4dc8-e911-abc7-f4e9d4a75a52	2794		QM/Non-HPML		Credit		Missing W-2	The AUS require the prior year W-2 and most recent pay stub or a standard 1005 to verify employment. The prior year's W-2 is missing from the loan file. Additional conditions may apply.	08/29/2019: Please rescind. There is a VOE in the file that documents all XXXX earnings from the borrower which would be acceptable in lieu of a w2	08/29/2019: Audit re-analyzed the loan file, and has determined that a VOI listing YTD income through XXXX was located on pages 69-71 of the original loan file. XXXX accepts alternative documentation for the W2, such as a written Request for Verification of Employment, that may be used as long as adequate information is provided. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.61% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years in Field Borrower has 18 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301235991	088f19c1-34c8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 3.		08/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.61% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798 Years in Field Borrower has 18 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301240608	5a82bed7-cc74-4558-b329-595cffbbbe3d	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.08/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301240608	8116272f-0c6c-4abd-9fb9-3d5c1a44c5c0	1596		QM/Non-HPML		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file.	8/23 XX The payoff to XXXXXXXXXX XXXX and XXXXX on the final cd was paying off a construction loan.(please see attached email from XXXXXXXXXX XXXX) A RTC is not required for a construction to perm loan. Please rescind Thank you	08/23/2019: Lender provided documentation verifying refinance was paying off Construction Loan. Exception Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301242568	a705d57a-5bb8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/08/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246804	9ada3fec-26e4-4db3-90e2-3776efd51f69	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit		08/16/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.08/05/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.49% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 810 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246804	a46ac725-19b9-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The Final loan application (1003) is incomplete. Missing prior employment information, position / title, years employed, business name and address, phone number for borrower.		08/07/2019: Exception added due to missing prior VVOE finding. Missing information sourced from other file documents. Loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.49% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 810 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301246804	3473ee0d-85b7-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	A previous employment verification dated within 30 days of note date (to document a previous 2 year history with no gaps) as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower.	8/6/19 XX Please rescind this as their current income is IRA Distributions and there is no requirement for a previous verification of employment..	08/07/2019: Audit reviewed Lender's response and has determined borrower's income is from non-employment and the letter from employer is in the loan file along with retirement statement indicating sufficient balance to verify greater than 36 months income remaingin; however, the 1003 does not reflect current or previous employment. Missing information sourced from other file documents. Adding non material 1003 finding for missing information. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.49% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 810 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301246804	e1bb7350-85b7-e911-abc7-f4e9d4a75a52	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	8/9 XX Effective date on insurance policy is X/XX/XXXX and the funds were disbursed on X/XX/XX, please rescind	08/12/2019: Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B. 8/5/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.49% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 810 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301246804	aa644cac-84b7-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final CD/HUD-1 from sale of departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	8/8/19 Please clear this based on the attached Settlement statement.	08/09/2019: Lender provided Final settlement statement for departing property. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.49% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 810 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246803	04af3a2b-e5c4-4ec4-8e0b-dcffd78438d6	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing: $XXX.XX taxes,$XX.XX insurance & $XXX HOA and the calculated escrow payment should be $XXX.XX instead of $XXX.XX. Provide LOE, Disclose Correct Information & proof of delivery.		08/27/2019: Audit reviewed Lender response, Lender provided documentation of the actual HOA amount, audit updated HOA. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246803	ef2b7e10-288c-46c1-91a2-ba2b2f5802ee	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing: $XXX.XX taxes,$XX.XX insurance & $XXX HOA and the calculated escrow payment should be $XXX.XX instead of $XXX.XX. Provide LOE, Disclose Correct Information & proof of delivery.		08/27/2019: Audit reviewed Lender response, Lender provided documentation of the actual HOA amount, audit updated HOA. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246803	035c7de3-388b-41bd-847a-079243cbbbed	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing: $XXX.XX taxes,$XX.XX insurance & $XXX HOA and the calculated escrow payment should be $XXX.XX instead of $XXX.XX. Provide LOE, Disclose Correct Information & proof of delivery.		08/27/2019: Audit reviewed Lender response, Lender provided documentation of the actual HOA amount, audit updated HOA. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246803	1f89963c-617c-42d2-a753-41ef3bf92a98	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/29/2019: Received attestation no affiliates. Condition cleared.08/05/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301246803	08a74253-303d-4db4-812f-39954d62390f	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Toolkit		09/06/2019: Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.08/05/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246803	04811c0b-a2b7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA Review		08/07/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254716	7493274d-dfb9-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The final 1003 is missing the Borrower & Co-borrower employer address and phone number information.		08/08/2019: Missing information sourced from other file documents. Loan will be graded a B	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301254716	513bf497-a8ba-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing GAP details from XX/XX/XXXX end of W2 Job to start of consulting in XX/XXXX.	8/14/19 XX: Please rescind. We have an LOX on file for the employment gaps. The consulting job references the employer XXX in the letter which we have documented. We have all the start/end dates documented in the file and the employment history meets all the required guidelines	08/15/2019: Audit reviewed Lender's response and has determined there was a letter explanation for the employment gap in the loan file. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301252376	e702657d-f1bd-e911-abc7-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of current hazard insurance premiums for REO property, #2, #3,as listed on the final application not provided. Policies in file are expired.	08/26/2019: Please rescind this condition. There is not any requirement that the borrower has to have insurance on his properties other than ours.	08/26/2019: Audit reviewed the Lender Rebuttal, and has determined that the inactive insurance policies for REO #2 and 3 are inconsequential. Verification of policy amount was provided with the original loan file. Condition rescinded. 08/16/2019: Audit reviewed Lender response, Audit reviewed insurance policies in file, however the insurance policies for REO #2 and #3 were expired at closing. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 792. Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 41.17 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.91%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301252211	1ed8deb8-f5b9-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with a paystub to be dated no earlier than 30 days prior to the initial loan application date. The loan file contains a paystub dated XX/XX/XXXX which is > 30 days from XX/XX/XXXX application date. Missing a paystub dated < 30 days from XX/XX/XXXX application date to fulfill guideline requirements.		08/08/2019: Variance to DU feedback/guideline approved for lender by XXX.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.88% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301252493	bc3404fb-3c5b-4668-8e93-e41037062e15	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. Unable to determine the reason for the difference due to no escrow and lender figures not on the final CD.	8/14/19 XX Please rescind this. The Taxes are 1.25% of the value since this is in XX of $XXX.XX, the insurance is $XX.XX and the Flood Insurance is XXX.XX for a total of $X,XXX.XX	08/15/2019: Lender provided property tax calculation. Exception cleared.07/31/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252605	196a8ec2-0f17-4d9e-b4c4-4bcbeae65398	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the XXXXXX. If the XXXXXX is not affiliated with any other businesses, please provide an attestation stating such.	8/14 XX please see attached , please clear	08/15/2019: Lender provided attestation. Condition cleared.08/12/219: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.81%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301252605	a0b1ce9e-25bd-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/16/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.81%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252605	77acf668-26bd-e911-abc7-f4e9d4a75a52	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	8/19/19 XX: Please rescind. The appraisal confirms that the condo is a 2 unit and the loan is being underwritten to XXXX guidance. Per the XXXX guidelines, this means that the project review is waived so a master policy is not a requirement. We have the XXX policy on file to satisfy the insurance requirement	08/20/2019: Per agency guidelines, project review is waived for new and established condo projects that consist of no more than 4 units. Subject is 2 units. Also, AUS findings state a project review is not required if only 2 to 4 units in project. XXX insurance provided is acceptable. Condition rescinded.08/16/2019: Audit reviewed Lenders response, Lender advised a Limited review was completed, However missing receipt of the HOA master insurance dec page. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.81%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301252605	356d96ac-25bd-e911-abc7-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The HMDA information is missing from the final loan application. Additional conditions may apply.		08/16/2019: Audit reviewed Lenders response, lender provided the HMDA information for the final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.81%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252605	9003648f-25bd-e911-abc7-f4e9d4a75a52	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for the subject property on the final loan application. The lender charged $XX per month and the appraisal states there are no fees. Please address the discrepancy. Additional conditions may apply.	8/15/19 XX: We have confirmed there are no HOA dues on the property. Please see attached CD with no dues. This coincides with the appraisal	08/16/2019: Audit reviewed Lender response, Lender advised that they confirmed there is no HOA. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.81%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301254510	8424cc2a-0680-4a7e-81db-c5f121e01f40	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		08/10/2019: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.08% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.27% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301254510	172cd5fb-a6bb-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	8/19/19 JL - Please see the attached Final Sale CD for XXXX XXXXXX XXX XX.	08/20/2019: Audit reviewed the Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.08% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.27% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301256940	6b48479b-eec7-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provide in the loan file. CU risk value of 5.		08/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 41.01%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257653	6f12d54b-7cb5-4f80-86e5-f66f71de1fed	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.	09/03/2019: please see attached	09/03/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent via e-mail therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.08/27/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301257653	ebdddd72-f3c8-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 4.4		08/28/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301258535	62541ff3-29c5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/27/2019: Please see attached showing senior underwriter XXXXXXXX obtained and cleared the VOB.	08/27/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 2.6 months reserves Years Self Employed Borrower has 17 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301258535	b978ad93-2dc5-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 yrs Tax Transcripts not provided as required by client. The XXXX tax transcripts are missing from the loan file.	08/27/2019: Please rescind. XXXX XXXXXXX guidance was updated in October of 2018 to only require one year of transcripts.	08/27/2019: Audit reviewed the XXXX Tax Transcripts (p205), and has determined that AUS item #14 was validated by said documentation within the loan file. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 2.6 months reserves Years Self Employed Borrower has 17 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301014839	9adad3fa-28e8-e811-bdb4-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file with a collateral risk score of 3.3.		12/03/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253099	1e9f554a-a014-4173-a871-1fb94293b6c2	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	08/01/2019: The Affiliated Business Disclosure is included with the initial disclosures sent to the borrower the same day the application was taken (X/XX/XX). I have uploaded a copy of our Compliance Tracker showing when the initial disclosures were acknowledged/received by the borrower and a copy of the initial disclosures as well. The AFBA is page 35.	08/02/2019: Lender provided verification AFB was sent within 3 days of application. Exception cleared.07/23/19: This finding is deemed non-material and rated a B.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 67.18 % CLTV. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.85% FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 802 FICO.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301253099	89653ac3-7aad-e911-abc7-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	08/01/2019: Please see the attached final 1003. Please be aware that the borrower utilized the electronic closing option for all non-compliance documents including the final1003.	08/02/2019: Fully completed application provided. Exception Cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 67.18 % CLTV. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.85% FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 802 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253099	afc2488f-79ad-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report with OFAC Search. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	08/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	08/05/2019: Lender provided Fraud report. Condition cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 67.18 % CLTV. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.85% FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 802 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253099	27672811-78ad-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	AVM	07/31/2019: Audit review of the AVM provided reflected a value of $XXX,XXX which is a -1.65% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 67.18 % CLTV. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.85% FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 802 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253091	6dfe18f8-5eb9-4f4f-9244-f97b6c5eb9a6	50		QM/Non-HPML		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	08/05/2019: Please review the attached documentation.	08/06/2019: Lender provided FACTA. Exception cleared.07/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.07% FICO is higher than guideline minimum UW Guides require FICO of 690 loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 71.50 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301253091	7415cff8-94ad-e911-abc7-f4e9d4a75a52	2036		QM/Non-HPML		Compliance		Failure to provide proof of OFAC Search	The OFAC search was not provided.	08/05/2019: Please review to clear based on the OFAC search included with the Fraud Report attached to the other condition on this loan.	08/06/2019: Lender provided Fraud Report with OFAC search. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.07% FICO is higher than guideline minimum UW Guides require FICO of 690 loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 71.50 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301253091	fc82c7ae-94ad-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	08/02/2010: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	08/05/2019: Lender provided Fraud report. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.07% FICO is higher than guideline minimum UW Guides require FICO of 690 loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 71.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253091	1810fb09-99ad-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/31/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.07% FICO is higher than guideline minimum UW Guides require FICO of 690 loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 71.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297618	d7f6f6a1-4fc0-e911-abc7-f4e9d4a75a52	2036		QM/Non-HPML		Compliance		Failure to provide proof of OFAC Search	Missing evidence of OFAC Search.		08/21/2019: Audit reviewed Lender's response, Lender provided the Third party fraud tool with OFAC search. condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92% FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301297618	97b60469-57c0-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	Missing Third Party Fraud report.		08/21/2019: Audit reviewed Lender's response, Lender provided third party fraud tool. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92% FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297618	79380ea0-57c0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report	08/19/2019 CDA	08/19/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92% FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237575	056f12a1-eb9d-e911-bdd2-f4e9d4a75ba2	3254		QM/Agency Safe Harbor		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/12/2019: Conditions	07/16/2019: Lender provided LOE and PCCD with settlement agent state ID corrected. Exception remains downgraded.07/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228794	0bb5445d-5b93-e911-bdd2-f4e9d4a75ba2	1646		QM/Agency Safe Harbor		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement provided in file. Additional conditions may apply.	06/26/2019: departing cd	06/27/2019: Lender provided Final Seller Cd and settlement statement. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.34% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years in Field Borrower has 12 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228794	a2782fc9-5b93-e911-bdd2-f4e9d4a75ba2	1687		QM/Agency Safe Harbor		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $X,XXX.XX reflected on final Closing Disclosure does not correspond with the monthly tax amount on appraisal, title and tax certification. Provide third party evidence of tax calculation. Additional conditions may apply.	06/26/2019: UW LOX	06/27/2019: Lender provided Tax calculation. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.34% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years in Field Borrower has 12 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297617	5b76264d-cf9e-4c27-8049-2a5a1e20effc	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		08/21/2019: Audit reviewed Lenders response, Lender provided the acknowledgement of receipt of the initial CD signed the same day as the initial CD. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.30% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73% FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 753				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301297617	403d7157-65c0-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker’s Affiliated Business Disclosure.		08/21/2019: Audit reviewed Lenders response, Lender provided attestation stating there are no affiliated businesses. Condition cleared.08/16/2019: Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.30% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73% FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 753				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301297617	63545aec-64c0-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		08/21/2019: Audit reviewed Lenders response, Lender provided the third party fraud tool. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.30% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73% FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 753				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300875311	1a9051db-d931-4327-b418-7cee05618e2d	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300875311	7535aae6-43c6-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final CD does not indicate "optional" for the Home Warranty fee in section H.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300875311	84bd60a7-52aa-42b2-a6f1-3e62d9039718	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.		Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300875311	fb3a4974-723d-4feb-bb00-10e08bbc6cc8	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300875311	3a106dd3-21dc-4d3e-873b-e752e6f434b5	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit not provided in file.		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300875311	378c9f95-41c6-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file.		10/11/2018: CDA provided, no discrepancies. Condition Cleared					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253087	ddcbc8ba-53ae-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	08/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	08/05/2019: Lender provided Fraud report. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 690 loan qualified with FICO of 792. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253087	00a94074-c6ad-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.	08/06/2019: Attached is the QC Report reviewed by our appraisal department for the subject property. The initial finding did not provide much in way of direction to clear this finding. But attached is the appraisal review.	08/08/2019: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $XXX,XXX.XX which is a -1.0% variance. Variance within acceptable tolerance. Condition Cleared.08/06/2019: Audit reviewed the Lender Rebuttal, and has determined that due to CDA reflecting an indeterminate value, a Field Review is required to be ordered by the CLIENT. The lender's internal report is not acceptable. Condition remains. 07/25/2019: CDA provided reflects indeterminate value. Review appraisal required.	FICO is higher than guideline minimum UW Guides require a FICO score 690 loan qualified with FICO of 792. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253083	88a16270-7fc0-4c2c-9a52-d5154d45bf61	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation. Non-material per SFIG guidance, loan will be graded a B for all agencies.	08/06/2019: In the State of XXXXXXXXXX, the Settlement Agent is not required to carry a specific license. Please re-review as this section is blank due to no license ID being available/required.	08/16/2019: Received explanation letter and post consummation CD adding license numbers. Condition cleared. Loan will be rated a B for all agencies.08/07/2019: Audit reviewed Lenders response, however; Title in file has XXXXX XXXX XXXXXXX information which makes them a Title Agent and state ID is required. Exception remains downgraded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.46%. FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 794. LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 75%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301253083	63ee6395-87ad-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	08/05/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	08/05/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.46%. FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 794. LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 75%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253080	1a90439e-79ad-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	08/05/2019: Lender provided Fraud Report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 690 loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.20 months reserves Years on Job Borrower has 9 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253080	ccc5baff-79ad-e911-abc7-f4e9d4a75a52	919		QM/Non-HPML		Credit		Missing verbal verification of employment	Missing verbal verification of employment for co-borrower.	08/06/2019: Please review.	08/06/2019: Audit re-analyzed the loan file, and has determined that CO-borrower employment verification was located at the bottom of page 359 through 360 within the original loan file. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 690 loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 74.20 months reserves Years on Job Borrower has 9 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297616	7b40be0b-38cf-4453-8fb4-720f258e924f	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	08/21/2019: We provide the borrower with an affiliated business disclosure with their initial disclosures, which I have uploaded for your review. Please see page 17 of 24. I have also uploaded our compliance tracker showing this was delivered to the borrower within the required 3 days.	08/21/2019: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.8/16/2019 : Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 746 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.56% Years in Field Borrower has 8 years in Field				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301297616	2736747b-53c0-e911-abc7-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing XXXXXXX Affiliated Business Disclosure.		08/26/2019: Received attestation no affiliates. Condition cleared.08/21/2019: Audit reviewed Lenders response, Audit reviewed the file, the loan originated with a XXXXXX, an affiliated business disclosure is required from both the lender and the XXXXXX who originated the loan in order to confirm that there are no affiliated businesses with the XXXXXX. Condition remains.8/16/2019 : Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 746 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.56% Years in Field Borrower has 8 years in Field				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301297616	f12bc3da-53c0-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lender’s calculation of monthly property taxes in the amount of $X,XXX.XX.		08/21/2019: Audit reviewed Lender's response, Lender advised that the property taxes were calculated off of the estimated appraised value and then when the value was updated/lowered did not re-calculate, since loan is not escrowed the lender qualified the borrower based upon a more conservative figure. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 746 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.56% Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297616	209c1aaa-53c0-e911-abc7-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		08/21/2019: Audit reviewed Lender response, Lender provided the Third Party Fraud Tool with OFAC search. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 690, loan qualified with FICO of 746 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 78.56% Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300895520	06129e37-8465-4437-94fa-9c1d7b42194d	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The 4th LE disclosed an Inspection Fee of $XXX.XX with no resulting valid CoC for any subsequent disclosures. The CD reflects an Inspection Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	10/09/2018: COC and Re-Disclosed LE X/XX	10/09/2018: Audit reviewed COC for LE dated XX/XX, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared